                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-Q


             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY



Investment Company Act file number  811-8370
                                  -----------

                                 McMorgan Funds
               --------------------------------------------------
               (Exact name of registrant as specified in charter)


One Bush Street, Suite 800, San Francisco, CA                        94104
---------------------------------------------                      ----------
  (Address of principal executive offices)                         (Zip Code)

      Teresa Matzelle, One Bush Street, Suite 800, San Francisco, CA 94104
      --------------------------------------------------------------------
                     (Name and address of agent for service)


Registrant's telephone number, including area code:    800-831-1994
                                                     ----------------

Date of fiscal year end:         June 30
                         ------------------------

Date of reporting period:     March 31, 2006
                         ------------------------

ITEM 1.  SCHEDULE OF INVESTMENTS.

The schedule of investments for the period ended March 31, 2006 is filed herewith.

PRINCIPAL PRESERVATION FUND
PORTFOLIO OF INVESTMENTS
March 31, 2006 (Unaudited)

Fixed Income Securities 100.3%
U.S. Government Agency Notes 23.4%

                                                                      PRINCIPAL            AMORTIZED
                                                                         AMOUNT              COST
                                                                  --------------------------------------
Federal Home Loan Mortgage Corporation
(Discount Notes) - 14.6%
 4.11%, due 5/8/06                                                  $ 2,500,000            $  2,489,440
 4.435%, due 6/13/06                                                  4,205,000               4,167,183
 4.46%, due 6/19/06                                                   2,500,000               2,475,532
 4.48%, due 7/18/06                                                   4,000,000               3,946,240
 4.52%, due 6/30/06                                                   1,375,000               1,359,463
 4.70%, due 4/4/06                                                    6,000,000               5,997,650
                                                                                       ----------------
                                                                                             20,435,508
                                                                                       ----------------
Federal National Mortgage Association
 (Discount Notes) - 8.8%
 4.472%, due 5/10/06                                                  1,505,000               1,497,708
 4.475%, due 7/12/06                                                  8,935,000               8,821,712
 4.61%, due 4/3/06                                                    2,000,000               1,999,488
                                                                                       ----------------
                                                                                             12,318,908
                                                                                       ----------------
Total U.S. Government Agency Notes
 (Cost $32,754,416)                                                                          32,754,416
                                                                                        ----------------

Commercial Paper 65.6%
AIG Funding, Inc.
 4.74%, due 5/11/06                                                   6,000,000               5,968,400
Air Liquide US LLC
 4.70%, due 4/18/06 (a)                                               6,000,000               5,986,683
ANZ National Bank, Ltd.
 4.43%, due 4/5/06 (a)                                                2,942,000               2,940,552
BASF AG
 4.55%, due 4/3/06 (a)                                                6,000,000               5,998,483
BHP Billiton Finance USA, Ltd.
 4.72%, due 4/21/06 (a)                                               6,080,000               6,064,057
BNP Paribas Finance, Inc.
 4.55%, due 4/4/06                                                    6,000,000               5,997,725
Citigroup Funding, Inc.
 4.66%, due 5/15/06                                                   6,000,000               5,965,827
Dresdner US Finance, Inc.
 4.50%, due 4/11/06                                                   6,000,000               5,992,500
ERAC USA Finance Co.
 4.86%, due 5/15/06 (a)                                               1,300,000               1,292,278
FPL Group Capital, Inc.
 4.80%, due 4/6/06 (a)                                                6,420,000               6,415,720
HBOS Treasury Services PLC
 4.80%, due 5/17/06                                                   4,645,000               4,616,511
Henkel of America, Inc.
 4.82%, due 5/11/06 (a)                                               1,250,000               1,243,306




                                                                      PRINCIPAL            AMORTIZED
                                                                         AMOUNT              COST
                                                                  --------------------------------------
John Deere Finance S.A.
 4.84%, due 4/12/06                                                 $  1,300,000           $   1,298,077
National Cooperative Services Corp.
 4.60%, due 4/3/06 (a)                                                 6,000,000               5,998,467
Paccar Financial Corp.
 4.68%, due 4/12/06                                                    2,640,000               2,636,225
Prudential Financial Corp.
 4.78%, due 4/28/06 (a)                                                6,000,000               5,978,490
Swiss Re Financial Products
 4.73%, due 4/10/06 (a)                                                6,000,000               5,992,905
Time Warner Cable, Inc.
 4.67%, due 4/4/06 (a)                                                 1,300,000               1,299,494
Total Capital S.A.
 4.59%, due 4/6/06 (a)                                                 2,920,000               2,918,138
UBS Finance Delaware LLC
 4.75%, due 4/10/06                                                    1,320,000               1,318,433
Xtra, Inc.
 4.60%, due 4/5/06                                                     4,000,000               3,997,956
 4.65%, due 4/12/06                                                    2,000,000               1,997,158
                                                                                        ----------------
Total Commercial Paper
   (Cost $91,917,385)                                                                         91,917,385
                                                                                        ----------------

Corporate Bonds 9.9%
CIT Group, Inc.
 4.96%, due 8/31/06                                                    2,600,000               2,601,282
Countrywide Home Loans, Inc.
 4.689%, due 4/12/06                                                   6,000,000               5,999,884
DaimlerChrysler N.A. Holdings Corp.
 5.38%, due 5/24/06                                                    1,300,000               1,300,789
Lehman Brothers Holdings, Inc.
 6.25%, due 5/15/06                                                    4,000,000               4,005,260
                                                                                        ----------------

Total Corporate Bonds
   (Cost $13,907,215)                                                                         13,907,215
                                                                                        ----------------

Foreign Sovereign 1.4%
Inter-American Development Bank
 (Discount Note)
 4.67%, due 4/7/06                                                     2,000,000               1,998,443
                                                                                        ----------------
Total Foreign Sovereign
   (Cost $1,998,443)                                                                           1,998,443
                                                                                        ----------------

Total Fixed Income Securities
   (Cost $140,577,459) (b)                                                 100.3%            140,577,459

Liabilities in Excess of
 Cash and Other Assets                                                      (0.3)               (376,531)
                                                                  --------------        ----------------

Net Assets                                                                 100.0%           $140,200,928
                                                                  ==============        ================


(a) May be sold to institutional investors only. The total market value of these securities at March 31, 2006 is $52,128,573 which represents 37.2% of the Fund's net assets.

(b) At March 31, 2006, cost is identical for book and federal income tax purposes.

INTERMEDIATE FIXED INCOME FUND
PORTFOLIO OF INVESTMENTS
March 31, 2006 (Unaudited)

Fixed Income Securities 99.5%
Corporate Asset-Backed 1.5%
                                                                      PRINCIPAL
                                                                        AMOUNT                  VALUE
                                                                 -------------------------------------
Financials - 1.5%
Accredited Mortgage Loan Trust
 Series 2005-2 Class A2A
 4.918%, due 7/25/35 (a)                                            $   661,509            $   661,454
Merrill Lynch Mortgage Investors, Inc.
 Series 2005-WMC2 Class A2A
 4.908%, due 4/25/36 (a)                                                250,804                250,828
Novastar Home Equity Loan
 Series 2005-2 Class A2A
 4.908%, due 10/25/35 (a)                                               971,476                971,520
Soundview Home Equity Loan Trust
 Series 2005-2 Class A1
 4.918%, due 7/25/35 (a)                                                569,689                569,671
                                                                                       ---------------

Total Corporate Asset-Backed
   (Cost $2,453,477)                                                                         2,453,473
                                                                                       ---------------

Corporate Bonds 29.5%
Consumer Discretionary - 4.7%
Cox Communications, Inc.
 7.125%, due 10/1/12                                                  1,095,000              1,148,724
 7.75%, due 11/1/10                                                     390,000                417,074
DaimlerChrysler North American Holding Corp.
 7.30%, due 1/15/12                                                   1,350,000              1,426,510
Fortune Brands, Inc.
 5.125%, due 1/15/11                                                    940,000                920,650
Johnson Controls, Inc.
 5.25%, due 1/15/11                                                     935,000                919,449
Office Depot, Inc.
 6.25%, due 8/15/13                                                     865,000                868,646
Tele-Communications, Inc.
 9.80%, due 2/1/12                                                    1,275,000              1,502,483
Time Warner, Inc.
 9.125%, due 1/15/13                                                    710,000                822,032
                                                                                       ---------------
                                                                                             8,025,568
                                                                                       ---------------

Consumer Staples - 1.4%
Diageo Finance B.V.
 5.50%, due 4/1/13                                                    1,095,000              1,085,602
Kraft Foods, Inc.
 4.00%, due 10/1/08                                                   1,315,000              1,272,057
                                                                                       ---------------
                                                                                             2,357,659
                                                                                       ---------------


                                                                      PRINCIPAL
                                                                        AMOUNT                  VALUE
                                                                 -------------------------------------
Energy - 2.4%
Anadarko Finance Corp.
 6.75%, due 5/1/11                                                  $   765,000            $   806,065
Dominion Resources, Inc.
 8.125%, due 6/15/10                                                    695,000                754,685
Kinder Morgan, Inc.
 6.50%, due 9/1/12                                                    1,190,000              1,231,117
Pacific Gas & Electric Co.
 4.20%, due 3/1/11                                                      445,000                419,196
Progress Energy, Inc.
 7.10%, due 3/1/11                                                      840,000                890,902
                                                                                       ---------------
                                                                                             4,101,965
                                                                                       ---------------
Financials - 16.6%
American General Finance Corp.
 4.875%, due 7/15/12                                                    380,000                363,085
Ameriprise Financial, Inc.
 5.35%, due 11/15/10                                                    505,000                499,900
Archstone-Smith Trust
 5.75%, due 3/15/16                                                     845,000                838,517
Bank One Corp.
 5.90%, due 11/15/11                                                  1,920,000              1,951,309
Capital One Financial Corp.
 6.25%, due 11/15/13                                                    535,000                549,319
Caterpillar Financial Services Corp.
 4.30%, due 6/1/10                                                      880,000                844,132
CIT Group, Inc.
 5.75%, due 9/25/07                                                   1,920,000              1,931,635
Citigroup, Inc.
 5.625%, due 8/27/12                                                  1,890,000              1,900,268
Credit Suisse First Boston USA, Inc.
 4.875%, due 8/15/10                                                  1,540,000              1,503,605
EOP Operating L.P.
 6.763%, due 6/15/07                                                    520,000                527,932
 8.10%, due 8/1/10                                                      895,000                971,982
Ford Motor Credit Co.
 7.375%, due 10/28/09                                                 1,785,000              1,678,137
Goldman Sachs Group, Inc. (The)
 4.50%, due 6/15/10                                                     385,000                371,026
 6.875%, due 1/15/11                                                  1,095,000              1,155,893
HSBC Finance Corp.
 5.875%, due 2/1/09                                                     945,000                958,146
 6.375%, due 10/15/11                                                 1,300,000              1,348,896
Jefferies Group, Inc.
 7.75%, due 3/15/12                                                     740,000                806,741
MBNA America Bank NA
 7.125%, due 11/15/12                                                   295,000                320,799
MBNA Corp.
 5.00%, due 5/4/10                                                      855,000                842,029
Merrill Lynch & Co., Inc.
 4.79%, due 8/4/10                                                      785,000                763,274
MetLife, Inc.
 6.125%, due 12/1/11                                                    850,000                876,791
Residential Capital Corp.
 6.00%, due 2/22/11                                                     875,000                868,012
 6.375%, due 6/30/10                                                  2,120,000              2,135,729
Simon Property Group, L.P.
 4.60%, due 6/15/10                                                     500,000                482,141
 6.35%, due 8/28/12                                                     605,000                623,828
 6.375%, due 11/15/07                                                 1,115,000              1,131,143
Textron Financial Corp.
 4.125%, due 3/3/08                                                     725,000                709,392
Wachovia Bank NA
 4.80%, due 11/1/14                                                   1,135,000              1,067,170
                                                                                       ---------------
                                                                                            28,020,831
                                                                                       ---------------

                                                                 PRINCIPAL
                                                                   AMOUNT                  VALUE
                                                            -------------------------------------
   Industrials - 1.0%
   International Lease Finance Corp.
    4.875%, due 9/1/10                                         $ 1,705,000            $ 1,657,598
    5.875%, due 5/1/13                                              10,000                 10,059
                                                                                  ---------------
                                                                                        1,667,657
                                                                                  ---------------

   Information Technology - 0.8%
   Cisco Systems, Inc.
    5.25%, due 2/22/11                                           1,390,000              1,378,138
                                                                                  ---------------

   Telecommunication Services - 2.6%
   British Telecommunications PLC
    8.375%, due 12/15/10                                         1,400,000              1,561,550
   New Cingular Wireless Services, Inc.
    7.875%, due 3/1/11                                             835,000                915,214
   Sprint Capital Corp.
    7.625%, due 1/30/11                                          1,770,000              1,914,248
                                                                                  ---------------
                                                                                        4,391,012
                                                                                  ---------------

   Total Corporate Bonds
    (Cost $51,334,822)                                                                 49,942,830
                                                                                  ---------------

   U.S. Government Securities 60.4%
   U.S. Government Agency Obligations 41.8%
   Federal Home Loan Bank - 8.5%
 &  3.125%, due 11/15/06 (e)                                     9,050,000              8,940,368
 &  4.50%, due 5/21/07 (e)                                       5,395,000              5,357,499
                                                                                  ---------------
                                                                                       14,297,867
                                                                                  ---------------
   Federal Home Loan Mortgage Corporation - 4.7%
    2.375%, due 2/15/07 (e)                                      2,175,000              2,124,590
    3.25%, due 11/2/07 (e)                                          15,000                 14,556
    3.30%, due 9/14/07 (e)                                           5,000                  4,875
 &  3.875%, due 6/15/08 (e)                                      6,045,000              5,896,353
                                                                                  ---------------
                                                                                        8,040,374
                                                                                  ---------------
   Federal Home Loan Mortgage Corporation
    (Mortgage Pass-Through Securities) - 3.5%
    5.374%, due 9/1/35 (a)(e)                                    3,144,464              3,143,135
    5.489%, due 3/1/36 (a)(e)                                    2,825,000              2,798,331
    6.00%, due 2/1/11 (e)                                           17,988                 18,218
                                                                                  ---------------
                                                                                        5,959,684
                                                                                  ---------------
   Federal National Mortgage Association - 16.1%
 &  2.375%, due 2/15/07 (e)                                      9,240,000              9,025,845
 &  4.375%, due 3/15/13 (e)                                      9,945,000              9,476,869
 &  4.75%, due 12/15/10 (e)                                      8,875,000              8,723,735
                                                                                  ---------------
                                                                                       27,226,449
                                                                                  ---------------

                                                                 PRINCIPAL
                                                                   AMOUNT                  VALUE
                                                            -------------------------------------
   Federal National Mortgage Association
    (Mortgage Pass-Through Securities) - 9.0%
 &  5.50%, due 4/1/36 TBA (d)                                  $10,265,000            $10,018,004
    6.50%, due 9/1/33 (e)                                        5,055,034              5,171,853
                                                                                  ---------------
                                                                                       15,189,857
                                                                                  ---------------
   Total U.S. Government Agency Obligations
    (Cost $71,398,195)                                                                 70,714,231
                                                                                  ---------------
   U.S. Treasury Obligations 18.6%
   United States Treasury Notes - 15.3%
    2.00%, due 5/15/06 (e)                                         270,000                269,167
    2.50%, due 10/31/06 (e)                                      1,760,000              1,736,557
 &  4.25%, due 8/15/13 (b)                                      20,275,000             19,500,434
 &  4.375%, due 1/31/08 (b)                                      4,365,000              4,328,683
                                                                                  ---------------
                                                                                       25,834,841
                                                                                  ---------------
   United States Treasury TII - 3.3%
 &  1.875%, due 7/15/13                                          5,807,280              5,639,188
                                                                                  ---------------

   Total U.S. Treasury Obligations
    (Cost $32,221,780)                                                                 31,474,029
                                                                                  ---------------
   Total U.S. Government Securities
    (Cost $103,619,976)                                                               102,188,260
                                                                                  ---------------

   Collateralized Mortgage Obligations 8.1%
   Federal Home Loan Mortgage Corporation - 0.1%
    Series 2478 Class DK
    5.50%, due 2/15/32 (e)                                         178,858                178,472
                                                                                  ---------------

   Federal National Mortgage Association - 0.0% +
    Series D Class 1
    6.00%, due 4/1/09 (e)                                              804                    801
    Series 1988-15 Class A
    9.00%, due 6/25/18 (e)                                           8,522                  8,984
                                                                                  ---------------
                                                                                            9,785
                                                                                  ---------------

   Financials - 8.0%
   Greenwich Capital Commercial Funding Corp.
    Series 2005-GG5 Class A5
    5.224%, due 4/10/37 (a)                                      1,615,000              1,572,593
    Series 2004-GG1 Class A7
    5.317%, due 6/10/36 (a)                                      2,300,000              2,259,868
   GS Mortgage Securities Corp.
    Series 2005-GG4 Class A4
    4.761%, due 7/10/39                                          2,000,000              1,884,946
    Series 2004-GG2 Class A6
    5.396%, due 8/10/38 (a)                                      1,675,000              1,652,310
   Merrill Lynch Mortgage Trust
    Series 2005-CKI1 Class A6
    5.417%, due 11/12/37 (a)                                     3,150,000              3,092,266
   Residential Accredit Loans, Inc.
    Series 2006-QA1 Class A21
    6.014%, due 1/25/36 (a)                                      2,958,894              2,971,351
                                                                                  ---------------
                                                                                       13,433,334
                                                                                  ---------------

   Total Collateralized Mortgage Obligations
    (Cost $14,066,956)                                                                 13,621,591
                                                                                  ---------------

   Total Fixed Income Securities
    (Cost $171,475,231)                                                               168,206,154
                                                                                  ---------------

Short-Term Investments 11.2%
                                                              PRINCIPAL
                                                                AMOUNT                  VALUE
                                                         -------------------------------------
Commercial Paper - 1.0%
General Electric Capital Corp.
 4.759%, due 4/12/06 (c)                                    $ 1,601,366            $ 1,601,366
                                                                               ---------------
Total Commercial Paper
 (Cost $1,601,366)                                                                   1,601,366
                                                                               ---------------

Repurchase Agreement - 4.2%
Morgan Stanley & Co.
 4.98% dated 3/31/06
 due 4/3/06
 Proceeds at Maturity $7,085,491
 (Collateralized by various bonds with a
 Principal Amount of $7,298,800 and Market
 Value of $7,308,563) (c)                                     7,082,551              7,082,551
                                                                               ---------------
Total Repurchase Agreement
 (Cost $7,082,551)                                                                   7,082,551
                                                                               ---------------

Time Deposits - 1.5%
Bank of Nova Scotia
 4.78%, due 5/10/06 (c)                                         960,820                960,820
Toronto Dominion Bank
 4.79%, due 4/13/06 (c)                                       1,601,366              1,601,366
                                                                               ---------------
Total Time Deposits
 (Cost $2,562,186)                                                                   2,562,186
                                                                               ---------------

U.S. Government Agency - 4.5%
Federal National Mortgage Association
 (Discount Notes)
 4.41%, due 4/12/06 (e)                                       1,320,000              1,318,221
 4.472%, due 4/12/06 (e)                                        990,000                988,648
 4.55%, due 5/12/06 (e)                                       4,730,000              4,705,489
 4.66%, due 5/12/06 (e)                                         610,000                606,763
                                                                               ---------------
Total U.S. Government Agency
 (Cost $7,619,121)                                                                   7,619,121
                                                                               ---------------

Total Short-Term Investments
 (Cost $18,865,224)                                                                 18,865,224
                                                                               ---------------


Total Investments
 (Cost $190,340,455)(f)                                           110.7%           187,071,378
Liabilities in Excess of
 Cash and Other Assets                                            (10.7)           (18,022,180)
                                                           --------------      ---------------

Net Assets                                                        100.0%          $169,049,198
                                                           ==============      ===============


&   Among the Fund's 10 largest holdings, excluding short-term investments.
    May be subject to change daily.

+   Less than one tenth of a percent.

(a) Floating/variable rate. Rate shown is the rate in effect at March 31, 2006.

(b) Represents security, or a portion thereof, which is out on loan.

(c) Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

(d) TBA: Securities purchased on a forward commitment basis with an approximate principal amount and maturity date. The actual principal amount and maturity date will be determined upon settlement. The market value of these securities at March 31, 2006 is $10,018,004.

(e) Segregated as collateral for TBAs.

(f) Aggregate cost for federal income tax purposes is $190,448,364 and net unrealized depreciation is as follows:

    Gross unrealized appreciation                              $       150,765
    Gross unrealized depreciation                                   (3,527,751)
                                                               ---------------
    Net unrealized depreciation                                $    (3,376,986)
                                                               ===============

FIXED INCOME FUND
PORTFOLIO OF INVESTMENTS
March 31, 2006 (Unaudited)

Fixed Income Securities 97.5%
Corporate Asset-Backed 1.4%
                                                                      PRINCIPAL
                                                                         AMOUNT                   VALUE
                                                                  --------------------------------------
Financials - 1.4%
Accredited Mortgage Loan Trust
  Series 2005-2 Class A2A
  4.918%, due 7/25/35 (a)                                            $  270,617             $   270,595
Merrill Lynch Mortgage Investors, Inc.
  Series 2005-WMC2 Class A2A
  4.908%, due 4/25/36 (a)                                               101,516                 101,525
Novastar Home Equity Loan
  Series 2005-2 Class A2A
  4.908%, due 10/25/35 (a)                                              397,842                 397,860
Soundview Home Equity Loan Trust
  Series 2005-2 Class A1
  4.918%, due 7/25/35 (a)                                               235,306                 235,299
                                                                                            -----------
Total Corporate Asset-Backed
   (Cost $1,005,282)                                                                          1,005,279
                                                                                            -----------

Corporate Bonds 32.5%
Consumer Discretionary - 6.1%
AT&T Broadband Corp.
  9.455%, due 11/15/22                                                  235,000                 296,452
Cox Communications, Inc.
  7.125%, due 10/1/12                                                   910,000                 954,647
DaimlerChrysler North American Holding Corp.
  7.30%, due 1/15/12                                                    965,000               1,019,690
Fortune Brands, Inc.
  5.375%, due 1/15/16                                                   340,000                 326,357
Johnson Controls, Inc.
  5.25%, due 1/15/11                                                    395,000                 388,430
Office Depot, Inc.
  6.25%, due 8/15/13                                                    350,000                 351,475
Tele-Communications, Inc.
  9.80%, due 2/1/12                                                     340,000                 400,662
Time Warner, Inc.
  7.625%, due 4/15/31                                                   475,000                 517,438
  9.125%, due 1/15/13                                                    35,000                  40,523
                                                                                            -----------
                                                                                              4,295,674
                                                                                            -----------


Consumer Staples - 1.1%
Diageo Finance B.V.
  5.30%, due 10/28/15                                                   385,000                 372,015
Kraft Foods, Inc.
  4.00%, due 10/1/08                                                    410,000                 396,611
                                                                                            -----------
                                                                                                768,626
                                                                                            -----------

                                                                      PRINCIPAL
                                                                         AMOUNT                   VALUE
                                                                  --------------------------------------
Energy - 3.5%
Anadarko Finance Corp.
  6.75%, due 5/1/11                                                  $  565,000             $   595,329
Dominion Resources, Inc.
  5.15%, due 7/15/15                                                    370,000                 347,535
Kinder Morgan, Inc.
  6.50%, due 9/1/12                                                     680,000                 703,495
Pacific Gas & Electric Co.
  4.20%, due 3/1/11                                                     430,000                 405,066
Progress Energy, Inc.
  7.10%, due 3/1/11                                                     375,000                 397,724
                                                                                            -----------
                                                                                              2,449,149
                                                                                            -----------

Financials - 17.8%
American General Finance Corp.
  5.375%, due 10/1/12                                                    75,000                  73,572
Ameriprise Financial, Inc.
  5.35%, due 11/15/10                                                   200,000                 197,980
Archstone-Smith Trust
  5.75%, due 3/15/16                                                    405,000                 401,893
Capital One Bank
  6.50%, due 6/13/13                                                    205,000                 213,318
Capital One Financial Corp.
  6.25%, due 11/15/13                                                   135,000                 138,613
Caterpillar Financial Services Corp.
  4.30%, due 6/1/10                                                     420,000                 402,881
CIT Group, Inc.
  5.75%, due 9/25/07                                                    850,000                 855,151
Citigroup, Inc.
  5.625%, due 8/27/12                                                 1,050,000               1,055,705
Credit Suisse First Boston USA, Inc.
  5.125%, due 8/15/15                                                   460,000                 440,140
EOP Operating L.P.
  7.00%, due 7/15/11                                                    395,000                 415,608
Ford Motor Credit Co.
  6.375%, due 11/5/08                                                   200,000                 186,680
  7.375%, due 10/28/09                                                  565,000                 531,175
Goldman Sachs Group, Inc. (The)
  5.25%, due 4/1/13                                                     515,000                 502,086
HSBC Finance Corp.
  5.875%, due 2/1/09                                                    130,000                 131,808
  6.75%, due 5/15/11                                                    595,000                 626,401
  7.00%, due 5/15/12                                                    155,000                 165,675
Jefferies Group, Inc.
  5.50%, due 3/15/16                                                    155,000                 147,807
  7.75%, due 3/15/12                                                    100,000                 109,019
JPMorgan Chase & Co.
  5.125%, due 9/15/14                                                   425,000                 408,510
  5.75%, due 1/2/13                                                     225,000                 226,505
  7.125%, due 6/15/09                                                   225,000                 235,860
MBNA America Bank NA
  7.125%, due 11/15/12                                                  200,000                 217,491
MBNA Corp.
  5.00%, due 5/4/10                                                     115,000                 113,255
  7.50%, due 3/15/12                                                    240,000                 263,927
Merrill Lynch & Co., Inc.
  4.79%, due 8/4/10                                                     345,000                 335,451

                                                                    PRINCIPAL
                                                                       AMOUNT                   VALUE
                                                                  --------------------------------------
  MetLife, Inc.
    5.50%, due 6/15/14                                            $   125,000             $   123,739
    6.125%, due 12/1/11                                               300,000                 309,456
  Residential Capital Corp.
    6.00%, due 2/22/11                                                740,000                 734,090
    6.375%, due 6/30/10                                               600,000                 604,452
  Simon Property Group, L.P.
    4.60%, due 6/15/10                                                185,000                 178,392
    5.10%, due 6/15/15                                                170,000                 160,801
    6.35%, due 8/28/12                                                160,000                 164,979
    6.375%, due 11/15/07                                              410,000                 415,936
  Textron Financial Corp.
    4.125%, due 3/3/08                                                740,000                 724,069
  Wachovia Bank NA
    4.80%, due 11/1/14                                                735,000                 691,075
                                                                                          -----------
                                                                                           12,503,500
                                                                                          -----------
  Industrials - 1.2%
  International Lease Finance Corp.
    4.875%, due 9/1/10                                                420,000                 408,323
    5.875%, due 5/1/13                                                430,000                 432,527
                                                                                          -----------
                                                                                              840,850
                                                                                          -----------
  Information Technology - 0.6%
  Cisco Systems, Inc.
    5.25%, due 2/22/11 (b)                                            420,000                 416,416
                                                                                          -----------
  Telecommunication Services - 2.2%
  AT&T Wireless Services, Inc.
    8.75%, due 3/1/31                                                 215,000                 272,308
  British Telecommunications PLC
    8.375%, due 12/15/10                                              720,000                 803,083
  Sprint Capital Corp.
    8.75%, due 3/15/32                                                370,000                 462,595
                                                                                          -----------
                                                                                            1,537,986
                                                                                          -----------
  Total Corporate Bonds
    (Cost $23,609,570)                                                                     22,812,201
                                                                                          -----------

  U.S. Government Securities 56.2%
  U.S. Government Agency Obligations 29.3%
  Federal Home Loan Bank - 2.1%
 &  3.125%, due 11/15/06 (c)                                        1,475,000               1,457,132
                                                                                          -----------

  Federal Home Loan Mortgage Corporation
  (Mortgage Pass-Through Securities) - 3.6%
    5.374%, due 9/1/35 (a)(c)                                       1,369,540               1,368,961
    5.489%, due 3/1/36 (a)(c)                                       1,175,000               1,163,908
                                                                                          -----------
                                                                                            2,532,869
                                                                                          -----------
  Federal National Mortgage Association - 16.2%
 &  4.375%, due 3/15/13 (c)                                         6,445,000               6,141,621
 &  4.75%, due 12/15/10 (c)                                         5,325,000               5,234,241
                                                                                          -----------
                                                                                           11,375,862
                                                                                          -----------
  Federal National Mortgage Association
  (Mortgage Pass-Through Securities - 7.4%
 &  5.50%, due 4/1/36 TBA  (d)                                      4,425,000               4,318,526
    6.50%, due 9/1/33 (c)                                             861,915                 881,833
                                                                                          -----------
                                                                                            5,200,359
                                                                                          -----------
  Total U.S. Government Agency Obligations                                                 20,566,222
    (Cost $20,825,832)                                                                    -----------

  U.S. Treasury Obligations 26.9%
                                                                      PRINCIPAL
                                                                         AMOUNT                   VALUE
                                                                  --------------------------------------
  United States Treasury Bonds - 11.0%
 &  5.25%, due 2/15/29 (c)                                          $ 2,410,000             $ 2,474,581
 &  7.50%, due 11/15/16 (c)                                           1,985,000               2,398,593
 &  8.125%, due 8/15/19 (c)                                           2,175,000               2,822,402
                                                                                            -----------
                                                                                              7,695,576
                                                                                            -----------
  United States Treasury Notes - 11.1%
    2.50%, due 10/31/06 (c)                                             795,000                 784,411
 &  4.25%, due 8/15/13 (b)                                            2,615,000               2,515,099
 &  4.375%, due 1/31/08 (b)                                           3,870,000               3,837,802
    4.50%, due 2/15/36 (c)                                              675,000                 633,340
                                                                                            -----------
                                                                                              7,770,652
                                                                                            -----------
  United States Treasury Strips - 1.3%
    (zero coupon), due 8/15/17                                        1,670,000                 950,526
                                                                                            -----------

  United States Treasury TII - 3.5%
 &  1.875%, due 7/15/13                                               2,498,857               2,426,528
                                                                                            -----------
  Total U.S. Treasury Obligations                                                            18,843,282
    (Cost $19,422,597)                                                                      -----------
  Total U.S. Government Securities
    (Cost $40,248,428)                                                                       39,409,504
                                                                                            -----------

  Collateralized Mortgage Obligations 7.4%
  Federal Home Loan Mortgage Corporation - 0.2%
    Series 2478 Class DK
    5.50%, due 2/15/32 (c)                                               52,605                  52,492
    Series 2113 Class QE
    6.00%, due 11/15/27 (c)                                              95,068                  95,445
                                                                                            -----------
                                                                                                147,937
                                                                                            -----------
  Financials - 7.2%
  Greenwich Capital Commercial Funding Corp.
    Series 2005-GG5 Class A5
    5.224%, due 4/10/37 (a)                                           1,345,000               1,309,682
    Series 2004-GG1 Class A7
    5.317%, due 6/10/36 (a)                                             950,000                 933,424
  GS Mortgage Securities Corp.
    Series 2005-GG4 Class A4
    4.761%, due 7/10/39                                                 825,000                 777,540
    Series 2004-GG2 Class A6
    5.396%, due 8/10/38 (a)                                             700,000                 690,518
  Residential Accredit Loans, Inc.
    Series 2006-QA1 Class A21
    6.014%, due 1/25/36 (a)                                           1,282,187               1,287,585
                                                                                            -----------
                                                                                              4,998,749
                                                                                            -----------
  Total Collateralized Mortgage Obligations
    (Cost $5,323,298)                                                                         5,146,686
                                                                                            -----------
  Total Fixed Income Securities
    (Cost $70,186,577)                                                                       68,373,670
                                                                                            -----------

Short-Term Investments 10.9%
                                                                      PRINCIPAL
                                                                         AMOUNT                   VALUE
                                                                  --------------------------------------

Commercial Paper - 0.9%
General Electric Capital Corp.
  4.759%, due 4/12/06 (e)                                            $  615,629             $   615,629
                                                                                            -----------
Total Commercial Paper
  (Cost $615,629)                                                                               615,629
                                                                                            -----------
Repurchase Agreement - 3.9%
Morgan Stanley & Co.
  4.98%, dated 3/31/06
  due 4/3/06
  Proceeds at Maturity $2,723,945
  (Collateralized by various bonds with a
  Principal Amount of $2,805,949 and Market Value
  of $2,809,703)(e)                                                   2,722,815               2,722,815
                                                                                            -----------
Total Repurchase Agreement
  (Cost $2,722,815)                                                                           2,722,815
                                                                                            -----------
Time Deposits - 1.4%
Bank of Nova Scotia
  4.78%, due 5/10/06 (e)                                                369,377                 369,377
Toronto Dominion Bank
  4.79%, due 4/13/06 (e)                                                615,629                 615,629
                                                                                            -----------
Total Time Deposits
  (Cost $985,006)                                                                               985,006
                                                                                            -----------
U.S. Government Agency - 4.7%
Federal National Mortgage Association
  (Discount Notes)
  4.41%, due 4/12/06 (c)                                              1,375,000               1,373,147
  4.55%, due 5/12/06 (c)                                              1,725,000               1,716,061
  4.66%, due 5/12/06 (c)                                                250,000                 248,674
                                                                                            -----------
Total U.S. Government Agency
  (Cost $3,337,882)                                                                           3,337,882
                                                                                            -----------
Total Short-Term Investments
  (Cost $7,661,332)                                                                           7,661,332
                                                                                            -----------
Total Investments
  (Cost $77,847,909) (f)                                                  108.4%             76,035,002

Liabilities in Excess of
  Cash and Other Assets                                                    (8.4)             (5,923,299)
                                                                      ---------             -----------
Net Assets                                                                100.0%            $70,111,703
                                                                      =========             ===========

 & Among the Fund's 10 largest holdings, excluding short-term investments. May be subject to change daily.

(a) Floating/variable rate. Rate shown is the rate in effect at March 31, 2006.

(b) Represents security, or a portion thereof, which is out on loan.

(c) Segregated as collateral for TBAs.

(d) TBA: Securities purchased on a forward commitment basis with an approximate principal amount and maturity date. The actual principal amount and maturity date will be determined upon settlement. The market value of these securities at March 31, 2006 is $4,318,526.

(e) Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

(f) Aggregate cost for federal income tax purposes is $77,889,423 and net unrealized depreciation is as follows:

    Gross unrealized appreciation                                   $    27,472
    Gross unrealized depreciation                                    (1,881,893)
                                                                    -----------
    Net unrealized depreciation                                     $(1,854,421)
                                                                    ===========

HIGH YIELD FUND
PORTFOLIO OF INVESTMENTS
March 31, 2006 (Unaudited)

Long-Term Bonds 96.1%
Corporate Bonds 89.2%
                                                                      PRINCIPAL
                                                                         AMOUNT                   VALUE
                                                                  --------------------------------------
Advertising - 0.8%
Lamar Media Corp.
 6.625%, due 8/15/15                                             $       500,000        $        497,500
R.H. Donnelley Corp.
 8.875%, due 1/15/16 (a)                                                 635,000                 660,400
                                                                                        ----------------
                                                                                               1,157,900
                                                                                        ----------------

Aerospace & Defense - 1.1%
BE Aerospace, Inc.
 Series B
 8.875%, due 5/1/11                                                      635,000                 660,400
DRS Technologies, Inc.
 7.625%, due 2/1/18 (b)                                                  629,000                 647,870
Moog, Inc.
 6.25%, due 1/15/15                                                      330,000                 325,050
                                                                                        ----------------
                                                                                               1,633,320
                                                                                        ----------------

Airlines - 0.2%
American Airlines, Inc.
 Class A
 7.25%, due 2/5/09                                                       350,000                 349,562
                                                                                        ----------------

Auto Components - 1.3%
Accuride Corp.
 8.50%, due 2/1/15                                                       259,000                 256,734
Commercial Vehicle Group, Inc.
 8.00%, due 7/1/13                                                       138,000                 138,000
Cooper Standard Automotive, Inc.
 8.375%, due 12/15/14                                                    495,000                 386,100
Dura Operating Corp.
 Series B
 8.625%, due 4/15/12                                                      86,000                  70,735
Rexnord Corp.
 10.125%, due 12/15/12                                                   750,000                 823,125
Sunstate Equipment Co. LLC
 10.50%, due 4/1/13 (a)                                                  300,000                 313,500
                                                                                        ----------------
                                                                                               1,988,194
                                                                                        ----------------

Auto Manufacturers - 0.1%
General Motors Corp.
 8.375%, due 7/15/33 (b)                                                 230,000                 168,475
                                                                                        ----------------

Beverages - 0.4%
Le-Natures, Inc.
 10.00%, due 6/15/13 (a)                                                 575,000                 603,750
                                                                                        ----------------

Building Materials & Components - 0.8%
Ahern Rentals, Inc.
 9.25%, due 8/15/13                                                      475,000                 495,187
Goodman Global Holding Co., Inc.
 7.491%, due 6/15/12 (c)                                                 690,000                 702,075
                                                                                        ----------------
                                                                                               1,197,262
                                                                                        ----------------

                                                                          PRINCIPAL
                                                                             AMOUNT                   VALUE
                                                                      --------------------------------------
    Building Products - 3.1%
    Building Materials Corp. of America
     Series B
     8.00%, due 10/15/07                                             $       200,000        $        204,250
     8.00%, due 12/1/08                                                      290,000                 297,612
    Covalence Specialty Materials Corp.
     10.25%, due 3/1/16 (a)(b)                                               370,000                 388,500
    Da-Lite Screen Co., Inc.
     9.50%, due 5/15/11                                                      545,000                 583,150
    ERICO International Corp.
     8.875%, due 3/1/12                                                      800,000                 824,000
    KI Holdings, Inc.
     (zero coupon), due 11/15/14
     9.875%, beginning 11/15/09                                              375,000                 271,875
    MMI Products
     11.25%, due 4/15/07                                                     600,000                 591,000
    Nortek, Inc.
     8.50%, due 9/1/14                                                       616,000                 626,780
    NTK Holdings, Inc.
     (zero coupon), due 3/1/14 (b)                                           418,000                 305,140
    Ply Gem Industries, Inc.
     9.00%, due 2/15/12                                                      620,000                 576,600
                                                                                            ----------------
                                                                                                   4,668,907
                                                                                            ----------------

    Capital Markets - 4.1%
 &  TRAINS HY-2005-1
     7.651%, due 6/15/15 (a)(d)                                            6,060,976               6,129,162
                                                                                            ----------------

    Chemicals - 3.5%
    BCI US Finance Corp.
     10.568%, due 7/15/10 (a)(c)                                             470,000                 479,400
    Compression Polymers Corp.
     10.50%, due 7/1/13 (a)                                                  413,000                 421,260
    Huntsman International LLC
     7.875%, due 1/1/15 (a)(b)                                               530,000                 535,300
     9.875%, due 3/1/09                                                      425,000                 444,125
    Innophos, Inc.
     8.875%, due 8/15/14                                                     275,000                 286,000
    Invista
     9.25%, due 5/1/12 (a)                                                   760,000                 813,200
    MacDermid, Inc.
     9.125%, due 7/15/11                                                     425,000                 448,375
    PQ Corp.
     7.50%, due 2/15/13 (a)                                                  715,000                 686,400
    Rockwood Specialties Group, Inc.
     7.50%, due 11/15/14                                                     265,000                 266,325
     10.625%, due 5/15/11                                                    259,000                 284,252
    Westlake Chemical Corp.
     6.625%, due 1/15/16                                                     550,000                 543,812
                                                                                            ----------------
                                                                                                   5,208,449
                                                                                            ----------------

    Commercial Banks - 0.5%
    UGS Corp.
     10.00%, due 6/1/12                                                      635,000                 698,500
                                                                                            ----------------

                                                                      PRINCIPAL
                                                                         AMOUNT                   VALUE
                                                                  --------------------------------------
Commercial Services & Supplies - 4.5%
Allied Waste North America
 7.875%, due 4/15/13 (b)                                         $     1,090,000        $      1,137,687
American Color Graphics, Inc.
 10.00%, due 6/15/10                                                     150,000                 106,687
Cardtronics, Inc.
 9.25%, due 8/15/13 (a)                                                  810,000                 810,000
Geo Group, Inc. (The)
 8.25%, due 7/15/13                                                      590,000                 598,850
Hertz Corp.
 Class A
 8.875%, due 1/1/14 (a)                                                  725,000                 752,187
Insurance Auto Auctions, Inc.
 11.00%, due 4/1/13                                                      575,000                 605,187
Mac-Gray Corp.
 7.625%, due 8/15/15                                                     622,000                 634,440
Mobile Mini, Inc.
 9.50%, due 7/1/13                                                       620,000                 678,900
United Rentals North America, Inc.
 6.50%, due 2/15/12                                                      580,000                 568,400
 7.75%, due 11/15/13                                                      86,000                  86,000
Waste Services, Inc.
 9.50%, due 4/15/14                                                      710,000                 732,187
                                                                                        ----------------
                                                                                               6,710,525
                                                                                        ----------------

Construction Materials - 0.4%
Texas Industries, Inc.
 7.25%, due 7/15/13                                                      120,000                 123,600
US Concrete, Inc.
 8.375%, due 4/1/14                                                      500,000                 515,000
                                                                                        ----------------
                                                                                                 638,600
                                                                                        ----------------

Containers & Packaging - 2.2%
AEP Industries, Inc.
 7.875%, due 3/15/13                                                     175,000                 175,875
Berry Plastics Corp.
 10.75%, due 7/15/12                                                     410,000                 451,000
Crown Americas, Inc.
 7.625%, due 11/15/13 (a)                                                515,000                 533,025
Graham Packaging Co., Inc.
 8.50%, due 10/15/12                                                     195,000                 196,950
 9.875%, due 10/15/14 (b)                                                265,000                 268,312
Jefferson Smurfit Corp.
 8.25%, due 10/1/12                                                       86,000                  84,387
Owens-Brockway Glass Container, Inc.
 7.75%, due 5/15/11                                                      847,000                 882,997
Plastipak Holdings, Inc.
 8.50%, due 12/15/15 (a)                                                 360,000                 367,200
Pregis Corp.
 12.375%, due 10/15/13 (a)(b)                                            365,000                 383,250
                                                                                        ----------------
                                                                                               3,342,996
                                                                                        ----------------

                                                                          PRINCIPAL
                                                                             AMOUNT                   VALUE
                                                                      --------------------------------------
    Diversified Financial Services - 4.3%
    Altra Industrial Motion, Inc.
     9.00%, due 12/1/11                                              $       500,000        $        500,000
    BCP Crystal US Holdings Corp.
     9.625%, due 6/15/14                                                      80,000                  88,600
    CCM Merger, Inc.
     8.00%, due 8/1/13 (a)                                                   591,000                 588,045
    Cellu Tissue Holdings, Inc.
     9.75%, due 3/15/10                                                      355,000                 355,887
    Couche-Tard U.S. L.P.
     7.50%, due 12/15/13                                                     530,000                 543,250
    General Motors Acceptance Corp.
     6.125%, due 8/28/07                                                     475,000                 460,715
  &  6.875%, due 9/15/11                                                   1,270,000               1,183,740
    Global Cash Access LLC
     8.75%, due 3/15/12                                                      296,000                 317,830
    Innophos Investments Holdings, Inc.
     12.749%, due 2/15/15 (c)                                                309,773                 312,096
    JOSTENS IH Corp.
     7.625%, due 10/1/12                                                     725,000                 715,937
    KRATON Polymers LLC/KRATON Polymers Capital Corp.
     8.125%, due 1/15/14                                                     210,000                 210,525
    Nalco Finance Holdings, Inc.
     (zero coupon), due 2/1/14
     9.00%, beginning 2/1/09 (b)                                             430,000                 324,650
    Rainbow National Services LLC
     8.75%, due 9/1/12 (a)                                                   195,000                 207,675
     10.375%, due 9/1/14 (a)                                                 310,000                 347,200
    Standard Aero Holdings, Inc.
     8.25%, due 9/1/14                                                       377,000                 331,760
                                                                                            ----------------
                                                                                                   6,487,910
                                                                                            ----------------

    Diversified Telecommunication Services - 2.0%
    Cincinnati Bell, Inc.
     8.375%, due 1/15/14                                                     585,000                 594,506
    GCI, Inc.
     7.25%, due 2/15/14                                                      650,000                 638,625
    Level 3 Financing, Inc.
     10.75%, due 10/15/11                                                    200,000                 200,500
    Qwest Capital Funding, Inc.
     6.875%, due 7/15/28                                                     925,000                 888,000
    Time Warner Telecommunications Holdings, Inc.
     9.25%, due 2/15/14 (b)                                                  635,000                 681,037
                                                                                            ----------------
                                                                                                   3,002,668
                                                                                            ----------------

    Electric Utilities - 2.5%
    CMS Energy Corp.
     8.50%, due 4/15/11                                                    1,040,000               1,123,200
    Mirant North America LLC
     7.375%, due 12/31/13 (a)                                                662,000                 675,240
 &  Sierra Pacific Power Co.
     6.25%, due 4/15/12                                                    1,185,000               1,194,239
    Sierra Pacific Resources
     6.75%, due 8/15/17 (a)                                                  700,000                 702,625
                                                                                            ----------------
                                                                                                   3,695,304
                                                                                            ----------------

    Electronic Equipment & Instruments - 0.7%
    Itron, Inc.
     7.75%, due 5/15/12                                                      705,000                 724,387
    Sanmina-SCI Corp.
     6.75%, due 3/1/13 (b)                                                   275,000                 261,937
                                                                                            ----------------
                                                                                                     986,324
                                                                                            ----------------

                                                                     PRINCIPAL
                                                                        AMOUNT                   VALUE
                                                                 --------------------------------------
Energy Equipment & Services - 0.7%
Newpark Resource
 8.625%, due 12/15/07                                            $       575,000        $        575,000
Pride International, Inc.
 7.375%, due 7/15/14                                                     430,000                 451,500
                                                                                        ----------------
                                                                                               1,026,500
                                                                                        ----------------

Food & Staples Retailing - 0.3%
Stater Brothers Holdings
 8.125%, due 6/15/12                                                     370,000                 369,537
                                                                                        ----------------

Food Products - 1.0%
Del Monte Corp.
 8.625%, due 12/15/12                                                    380,000                 401,375
Dole Foods Co., Inc.
 8.875%, due 3/15/11                                                      32,000                  31,680
Pinnacle Foods Holding Corp.
 8.25%, due 12/1/13                                                      440,000                 435,600
Reddy Ice Holdings, Inc.
 (zero coupon), due 11/1/12
 10.50%, beginning 11/1/08 (b)                                           865,000                 696,325
                                                                                        ----------------
                                                                                               1,564,980
                                                                                        ----------------

Gas Utilities - 0.7%
ANR Pipeline Co.
 8.875%, due 3/15/10                                                     620,000                 659,525
Ferrellgas Partners L.P.
 6.75%, due 5/1/14                                                       475,000                 457,187
                                                                                        ----------------
                                                                                               1,116,712
                                                                                        ----------------

Health Care Equipment & Supplies - 0.9%
Fisher Scientific International, Inc.
 6.125%, due 7/1/15                                                      375,000                 366,094
Fresenius Medical Capital Trust IV
 7.875%, due 6/15/11                                                     325,000                 344,500
Norcross Safety Products LLC
 Series B
 9.875%, due 8/15/11                                                     400,000                 415,000
Safety Products Holdings, Inc.
 Series B
 11.75%, due 1/1/12 (e)                                                  145,453                 150,180
                                                                                        ----------------
                                                                                               1,275,774
                                                                                        ----------------

Health Care Providers & Services - 4.6%
Concentra Operating Corp.
 9.125%, due 6/1/12                                                      325,000                 340,437
 9.50%, due 8/15/10                                                      275,000                 288,750
HCA, Inc.
 5.75%, due 3/15/14                                                      835,000                 781,240
 6.375%, due 1/15/15                                                     720,000                 700,758
IASIS Healthcare LLC
 8.75%, due 6/15/14                                                      530,000                 530,000
National Mentor, Inc.
 9.625%, due 12/1/12                                                     475,000                 536,750
Res-Care, Inc.
 7.75%, due 10/15/13                                                     589,000                 591,945
Service Corp. International
 7.50%, due 6/15/17 (a)                                                  865,000                 880,137
Tenet Healthcare Corp.
 6.50%, due 6/1/12                                                       150,000                 135,000
 9.50%, due 2/1/15 (a)                                                   600,000                 601,500
 9.875%, due 7/1/14                                                      150,000                 151,875
Triad Hospitals, Inc.
 7.00%, due 11/15/13                                                     200,000                 197,000
Vanguard Health Holding Co. II
 9.00%, due 10/1/14                                                      575,000                 587,937
VWR International, Inc.
 6.875%, due 4/15/12                                                     240,000                 236,400
 8.00%, due 4/15/14                                                      370,000                 369,075
                                                                                        ----------------
                                                                                               6,928,804
                                                                                        ----------------

                                                                       PRINCIPAL
                                                                          AMOUNT                   VALUE
                                                                 ---------------------------------------
Hotels, Restaurants & Leisure - 7.6%
American Casino & Entertainment Properties LLC
 7.85%, due 2/1/12                                               $       540,000        $        553,500
Boyd Gaming Corp.
 7.125%, due 2/1/16 (b)                                                  199,000                 201,736
Herbst Gaming, Inc.
 8.125%, due 6/1/12                                                      620,000                 644,025
Inn of the Mountain Gods Resort & Casino
 12.00%, due 11/15/10                                                    515,000                 556,200
Isle of Capri Casinos, Inc.
 7.00%, due 3/1/14                                                       225,000                 222,188
 9.00%, due 3/15/12                                                      400,000                 424,500
Majestic Star Casino LLC/ Majestic Star
 Casino Capital Corp. II
 9.75%, due 1/15/11 (a)(b)                                               786,000                 793,860
Mandalay Resort Group
 6.375%, due 12/15/11                                                    530,000                 521,388
 9.375%, due 2/15/10                                                      89,000                  96,565
MGM Mirage
 5.875%, due 2/27/14                                                     500,000                 471,250
Mohegan Tribal Gaming Authority
 6.125%, due 2/15/13                                                     440,000                 433,950
 7.125%, due 8/15/14                                                     300,000                 302,250
Pinnacle Entertainment, Inc.
 8.75%, due 10/1/13                                                      460,000                 495,650
San Pasqual Casino
 8.00%, due 9/15/13 (a)                                                  525,000                 530,250
Scientific Games Corp.
 6.25%, due 12/15/12                                                     575,000                 562,781
Seneca Gaming Corp.
 7.25%, due 5/1/12                                                       450,000                 454,500
Six Flags, Inc.
 8.875%, due 2/1/10 (b)                                                  140,000                 139,475
 9.75%, due 4/15/13                                                      160,000                 161,200
Station Casinos, Inc.
 6.50%, due 2/1/14                                                       650,000                 642,688
 6.875%, due 3/1/16                                                      720,000                 723,600
Town Sports International, Inc.
 9.625%, due 4/15/11                                                     400,000                 421,000
Tunica-Biloxi Gaming Authority
 9.00%, due 11/15/15 (a)                                                 393,000                 408,720
Turning Stone Casino Resort Enterprise
 9.125%, due 12/15/10 (a)                                                245,000                 254,800
Vail Resorts, Inc.
 6.75%, due 2/15/14                                                      370,000                 365,375
Worldspan, L.P./WS Financing Corp.
 10.999%, due 2/15/11 (c)                                                523,000                 452,395
Wynn Las Vegas LLC
 6.625%, due 12/1/14                                                     575,000                 558,469
                                                                                        ----------------
                                                                                              11,392,315
                                                                                        ----------------

                                                                       PRINCIPAL
                                                                          AMOUNT                   VALUE
                                                                 ---------------------------------------
Household Durables - 4.5%
ALH Finance LLC
 8.50%, due 1/15/13 (b)                                          $       750,000        $        735,000
Beazer Homes USA, Inc.
 6.50%, due 11/15/13                                                     390,000                 367,575
K. Hovnanian Enterprises, Inc.
 8.875%, due 4/1/12                                                      425,000                 444,125
KB Home
 5.75%, due 2/1/14                                                       925,000                 845,628
Meritage Homes Corp.
 6.25%, due 3/15/15                                                      885,000                 783,225
Norcraft Holdings L.P.
 (zero coupon), due 9/1/12
 9.75%, beginning 9/1/08                                                 490,000                 387,100
Sealy Mattress Co.
 8.25%, due 6/15/14 (b)                                                  575,000                 600,875
Simmons Bedding Co.
 7.875%, due 1/15/14 (b)                                                 410,000                 396,675
 (zero coupon), due 12/15/14
 10.00%, beginning 12/15/09 (b)                                          580,000                 371,200
Standard Pacific Corp.
 7.00%, due 8/15/15                                                      500,000                 462,500
Stanley-Martin Communities LLC
 9.75%, due 8/15/15 (a)                                                  741,000                 678,015
Tempur-Pedic, Inc./Tempur Production USA, Inc.
 10.25%, due 8/15/10                                                     675,000                 723,094
                                                                                        ----------------
                                                                                               6,795,012
                                                                                        ----------------

Household Products - 1.1%
Johnsondiversey Holdings, Inc.
 (zero coupon), due 5/15/13
 10.67%, beginning 5/15/07                                               571,000                 493,915
Johnsondiversey, Inc.
 Series B
 9.625%, due 5/15/12                                                     479,000                 491,574
Spectrum Brands, Inc.
 7.375%, due 2/1/15                                                      726,000                 631,620
                                                                                        ----------------
                                                                                               1,617,109
                                                                                        ----------------

Iron & Steel - 0.3%
Chaparral Steel Co.
 10.00%, due 7/15/13                                                     378,000                 421,470
                                                                                        ----------------

IT Services - 1.3%
Activant Solutions, Inc.
 10.50%, due 6/15/11                                                     635,000                 703,263
 10.99%, due 4/1/10 (a)(c)                                               175,000                 178,500
Iron Mountain, Inc.
 8.625%, due 4/1/13                                                      530,000                 551,200
Sungard Data Systems, Inc.
 9.125%, due 8/15/13 (a)                                                 515,000                 544,613
                                                                                        ----------------
                                                                                               1,977,576
                                                                                        ----------------

                                                                       PRINCIPAL
                                                                          AMOUNT                   VALUE
                                                                 ---------------------------------------
Leisure Equipment & Products - 0.9%
Leslie's Poolmart
 7.75%, due 2/1/13                                               $       655,000        $        658,275
True Temper Sports, Inc.
 8.375%, due 9/15/11                                                     750,000                 686,250
                                                                                        ----------------
                                                                                               1,344,525
                                                                                        ----------------

Machinery - 1.4%
Columbus McKinnon Corp.
 8.875%, due 11/1/13                                                     927,000                 973,350
Gardner Denver, Inc.
 8.00%, due 5/1/13                                                       445,000                 467,250
Mueller Group, Inc.
 10.00%, due 5/1/12                                                      135,000                 147,825
Mueller Holdings, Inc.
 (zero coupon), due 4/15/14
 14.75%, beginning 4/15/09                                               425,000                 346,375
Terex Corp.
 7.375%, due 1/15/14                                                      86,000                  88,150
                                                                                        ----------------
                                                                                               2,022,950
                                                                                        ----------------

Machinery & Engineering - 0.2%
Douglas Dynamics LLC
 7.75%, due 1/15/12 (a)                                                  339,000                 328,830
                                                                                        ----------------

Media - 8.3%
Adelphia Communications Corp.
 10.875%, due 10/1/10 (f)                                                635,000                 374,650
Affinity Group, Inc.
 9.00%, due 2/15/12                                                      450,000                 452,250
 10.875%, due 2/15/12 (e)                                                263,827                 253,274
AMC Entertainment, Inc.
 8.999%, due 8/15/10 (c)                                                 223,000                 230,248
CBD Media Holdings
 9.25%, due 7/15/12                                                      675,000                 687,656
CCH I LLC
 11.00%, due 10/1/15                                                   1,411,000               1,172,894
Charter Communications Operation LLC
 8.00%, due 4/30/12 (a)                                                  200,000                 199,000
CSC Holdings, Inc.
 7.25%, due 4/15/12 (a)                                                  400,000                 391,000
 7.625%, due 7/15/18                                                     635,000                 627,856
Dex Media, Inc.
 8.00%, due 11/15/13                                                     395,000                 406,850
 (zero coupon), due 11/15/13
 9.00%, beginning 11/15/08                                               560,000                 473,200
DirectTV Holdings, Inc.
 8.375%, due 3/15/13                                                     525,000                 560,438
Echostar DBS Corp.
 5.75%, due 10/1/08                                                      630,000                 623,700
Houghton Mifflin Co.
 (zero coupon), due 10/15/13
 11.50%, beginning 10/15/08                                              710,000                 605,275
Mediacom Broadband LLC
 8.50%, due 10/15/15                                                     400,000                 384,000
 11.00%, due 7/15/13                                                     420,000                 447,300
Medianews Group, Inc.
 6.875%, due 10/1/13                                                     705,000                 655,650
PanAmSat Corp.
 9.00%, due 8/15/14                                                      349,000                 367,323

                                                                           PRINCIPAL
                                                                              AMOUNT                   VALUE
                                                                     ---------------------------------------
    PanAmSat Holding Corp.
     (zero coupon), due 11/1/14
     10.375%, beginning 11/1/09                                      $       110,000        $         79,200
    Radio One, Inc.
     6.375%, due 2/15/13                                                     720,000                 684,000
    River Rock Entertainment Authority
     9.75%, due 11/1/11                                                      300,000                 324,000
    Salem Communciations Corp.
     7.75%, due 12/15/10                                                     475,000                 486,875
    Vertis, Inc.
     10.875%, due 6/15/09 (b)                                                200,000                 196,500
     13.50%, due 12/7/09 (a)                                                 200,000                 160,500
    Warner Music Group
     7.375%, due 4/15/14                                                     450,000                 445,500
    WMG Holdings Corp.
     (zero coupon), due 12/15/14
     9.50%, beginning 12/15/09                                               605,000                 445,431
    Young Broadcasting, Inc.
     8.75%, due 1/15/14                                                      100,000                  85,500
     10.00%, due 3/1/11                                                      475,000                 438,188
    Zeus Special Subsidiary, Ltd.
     (zero coupon), due 2/1/15
     9.25%, beginning 2/1/10 (a)                                             260,000                 180,050
                                                                                            ----------------
                                                                                                  12,438,308
                                                                                            ----------------

    Metals & Mining - 0.6%
    Century Alluminum Co.
     7.50%, due 8/15/14                                                      475,000                 494,000
    International Steel Group, Inc.
     6.50%, due 4/15/14                                                      350,000                 348,250
                                                                                            ----------------
                                                                                                     842,250
                                                                                            ----------------

    Multiline Retail - 0.2%
    Neiman-Marcus Group, Inc.
     9.00%, due 10/15/15 (a)                                                 310,000                 327,825
                                                                                            ----------------

    Multi-Utilities & Unregulated Power - 7.1%
    AES Corp. (The)
     8.75%, due 5/15/13 (a)                                                  780,000                 842,400
    Aquila, Inc.
     7.625%, due 11/15/09                                                    485,000                 496,519
    Calpine Corp.
     8.75%, due 7/15/13 (a)(f)                                               250,000                 229,375
    Dynegy Holdings, Inc.
     8.375%, due 5/1/16 (a)                                                  760,000                 756,200
 &   10.125%, due 7/15/13 (a)                                              1,180,000               1,351,926
 &  Edison Mission Energy
     10.00%, due 8/15/08                                                   1,410,000               1,508,700
    NorthWestern Corp.
     5.875%, due 11/1/14                                                     305,000                 300,415
    NRG Energy, Inc.
     7.25%, due 2/1/14                                                       370,000                 376,013
     7.375%, due 2/1/16                                                      705,000                 719,981
    Reliant Energy, Inc.
     6.75%, due 12/15/14                                                     425,000                 375,063
     9.50%, due 7/15/13                                                      275,000                 275,344
 &  Sonat, Inc.
     7.625%, due 7/15/11                                                   1,770,000               1,823,100
 &  Williams Cos, Inc.
     7.625%, due 7/15/19                                                   1,400,000               1,491,000
                                                                                            ----------------
                                                                                                  10,546,036
                                                                                            ----------------

                                                                           PRINCIPAL
                                                                              AMOUNT                   VALUE
                                                                     ---------------------------------------
    Oil & Gas - 4.4%
    Allis-Chalmers Energy, Inc.
     9.00%, due 1/15/14 (a)                                          $       500,000        $        492,500
    Chaparral Energy, Inc.
     8.50%, due 12/1/15 (a)                                                  725,000                 754,000
    Chesapeake Energy Corp.
     6.50%, due 8/15/17                                                      500,000                 493,750
     6.625%, due 1/15/16                                                     485,000                 483,788
     6.875%, due 1/15/16                                                     400,000                 403,000
    Comstock Resources, Inc.
     6.875%, due 3/1/12                                                      385,000                 379,225
    Denbury Resources, Inc.
     7.50%, due 12/15/15                                                     552,000                 574,080
    Encore Acquisition Co.
     7.25%, due 12/1/17                                                      575,000                 576,438
    MarkWest Energy Partners, L.P.
     Series B
     6.875%, due 11/1/14                                                     800,000                 756,000
    Swift Energy Co.
     7.625%, due 7/15/11                                                     275,000                 277,750
     9.375%, due 5/1/12                                                      300,000                 320,250
    Targa Resources, Inc.
     8.50%, due 11/1/13 (a)                                                  725,000                 754,000
    Whiting Petroleum Corp.
     7.00%, due 2/1/14                                                       295,000                 292,050
                                                                                            ----------------
                                                                                                   6,556,831
                                                                                            ----------------

    Paper & Forest Products - 1.8%
    Appleton Papers, Inc.
     8.125%, due 6/15/11                                                     475,000                 477,375
    Buckeye Technologies, Inc.
     8.00%, due 10/15/10                                                     550,000                 530,750
 &  Georgia-Pacific Corp.
     8.125%, due 5/15/11                                                   1,625,000               1,690,000
                                                                                            ----------------
                                                                                                   2,698,125
                                                                                            ----------------

    Pharmaceuticals - 1.4%
    AmerisourceBergen Corp.
     5.875%, due 9/15/15 (a)                                                 500,000                 491,780
 &  NBTY, Inc.
     7.125%, due 10/1/15 (a)                                               1,286,000               1,215,270
    Omnicare, Inc.
     6.875%, due 12/15/15                                                    367,000                 366,083
                                                                                            ----------------
                                                                                                   2,073,133
                                                                                            ----------------

    Real Estate - 1.5%
    American Real Estate Partners, L.P.
     7.125%, due 2/15/13                                                     770,000                 758,450
    Ashton Woods USA LLC
     9.50%, due 10/1/15 (a)                                                  968,000                 895,400
    Host Marriott L.P.
     7.125%, due 11/1/13 (b)                                                 530,000                 539,275
                                                                                            ----------------
                                                                                                   2,193,125
                                                                                            ----------------

                                                                        PRINCIPAL
                                                                           AMOUNT                   VALUE
                                                                 ----------------------------------------
 Semiconductors & Semiconductor Equipment - 0.1%
 Amkor Technology, Inc.
  7.75%, due 5/15/13                                              $        86,000        $         79,120
                                                                                         ----------------

 Specialized Services - 0.4%
 Crystal US Holdings 3 LLC
  (zero coupon), due 10/1/14
  10.50%, beginning 10/1/09                                               330,000                 255,750
 K&F Acquisition, Inc.
  7.75%, due 11/15/14                                                     380,000                 384,750
                                                                                         ----------------
                                                                                                  640,500
                                                                                         ----------------

 Specialty Retail - 1.3%
 Asbury Automotive Group, Inc.
  9.00%, due 6/15/12                                                      430,000                 439,138
 Lazydays RV Center, Inc.
  11.75%, due 5/15/12                                                     530,000                 527,350
 Nebraska Book Co., Inc.
  8.625%, due 3/15/12                                                     250,000                 230,000
 Petro Stopping Centers L.P.
  9.00%, due 2/15/12                                                      580,000                 582,900
 Steinway Musical Instruments, Inc.
  7.00%, due 3/1/14 (a)                                                   145,000                 145,000
                                                                                         ----------------
                                                                                                1,924,388
                                                                                         ----------------

 Telecommunications - 0.3%
 American Cellular Corp.
  Series B
  10.00%, due 8/1/11                                                      169,000                 183,365
 CCO Holdings LLC
  8.75%, due 11/15/13 (b)                                                 200,000                 194,500
 Valor Telecommunications Enterprise LLC
  7.75%, due 2/15/15                                                       65,000                  68,088
                                                                                         ----------------
                                                                                                  445,953
                                                                                         ----------------

 Transportation Infrastructure - 0.8%
 Great Lakes Dredge & Dock Corp.
  7.75%, due 12/15/13                                                     200,000                 187,000
 Hornbeck Offshore Services, Inc.
  Series B
  6.125%, due 12/1/14                                                     425,000                 408,000
 Offshore Logistic
  6.125%, due 6/15/13                                                     652,000                 612,880
                                                                                         ----------------
                                                                                                1,207,880
                                                                                         ----------------

 Wireless Telecommunication Services - 3.0%
 Alamosa Delaware, Inc.
  8.50%, due 1/31/12                                                      530,000                 571,075
 American Tower Corp.
  7.125%, due 10/15/12                                                    805,000                 837,200
 Dobson Cellular Systems
  9.875%, due 11/1/12                                                      71,000                  77,568
 Dobson Communications Corp.
  8.875%, due 10/1/13 (b)                                                  89,000                  89,445
 Nextel Communications, Inc.
  7.375%, due 8/1/15                                                      330,000                 346,083
 Nextel Partners, Inc.
  8.125%, due 7/1/11                                                      400,000                 423,000
 Rural Cellular Corp.
  8.25%, due 3/15/12                                                      135,000                 140,400
  9.75%, due 1/15/10 (b)                                                  150,000                 152,250
 SBA Telecommunications, Inc.
  (zero coupon), due 12/15/11
  9.75%, beginning 12/15/07                                             1,053,000               1,005,615
 Syniverse Technologies, Inc.
  Series B
  7.75%, due 8/15/13                                                      697,000                 697,871
 US Unwired, Inc.
  Series B
  10.00%, due 6/15/12                                                     175,000                 196,219
                                                                                         ----------------
                                                                                                4,536,726
                                                                                         ----------------

Total Corporate Bonds
  (Cost $134,460,822)                                                                         133,360,102
                                                                                         ----------------

    Foreign Corporate Bonds 6.9%
                                                                           PRINCIPAL
                                                                              AMOUNT                   VALUE
                                                                     ---------------------------------------
    Chemicals - 0.7%
    Ineos Group Holdings PLC
     8.50%, due 2/15/16 (a)(b)                                       $       580,000        $        551,000
    Nova Chemicals Corp.
     6.50%, due 1/15/12                                                      580,000                 539,400
                                                                                            ----------------
                                                                                                   1,090,400
                                                                                            ----------------

    Diversified Financial Services - 1.1%
    Dollarama Group L.P.
     8.875%, due 8/15/12 (a)(b)                                              376,000                 379,760
    JSG Funding PLC
     9.625%, due 10/1/12                                                     895,000                 946,463
    Nell AF SARL
     8.375%, due 8/15/15 (a)(b)                                              370,000                 367,225
                                                                                            ----------------
                                                                                                   1,693,448
                                                                                            ----------------

    Electronic Equipment & Instruments - 0.4%
    Flextronics International, Ltd.
     6.50%, due 5/15/13                                                      530,000                 526,025
                                                                                            ----------------

    Food & Staples Retailing - 0.2%
    Jean Coutu Group (PJC), Inc.
     8.50%, due 8/1/14 (b)                                                   315,000                 289,013
                                                                                            ----------------

    Hotels, Restaurants & Leisure - 1.5%
    Intrawest Corp.
     7.50%, due 10/15/13                                                     475,000                 481,531
 &  Kerzner International, Ltd.
     6.75%, due 10/1/15                                                    1,225,000               1,289,313
    Royal Caribbean Cruises, Ltd.
     6.875%, due 12/1/13                                                     400,000                 411,264
                                                                                            ----------------
                                                                                                   2,182,108
                                                                                            ----------------

    Machinery - 0.2%
    MAAX Corp.
     9.75%, due 6/15/12                                                      420,000                 359,100
                                                                                            ----------------

    Metals & Mining - 0.8%
    Novelis, Inc.
     7.75%, due 2/15/15 (a)(b)                                               630,000                 604,800
    Russel Metals, Inc.
     6.375%, due 3/1/14                                                      525,000                 518,438
                                                                                            ----------------
                                                                                                   1,123,238
                                                                                            ----------------

                                                                       PRINCIPAL
                                                                          AMOUNT                   VALUE
                                                                  --------------------------------------


Oil & Gas - 0.3%
Compton Petroleum Finance Corp.
 7.625%, due 12/1/13                                              $      515,000        $        515,000
                                                                                        ----------------

Paper & Forest Products - 0.6%
Abitibi-Consolidated, Inc.
 6.00%, due 6/20/13                                                      425,000                 365,500
Bowater Canada Finance
 7.95%, due 11/15/11                                                     445,000                 443,888
Tembec Industries, Inc.
 8.50%, due 2/1/11                                                           585                     341
 8.625%, due 6/30/09 (b)                                                 265,000                 159,663
                                                                                        ----------------
                                                                                                 969,392
                                                                                        ----------------

Semiconductors & Semiconductor Equipment - 0.4%
Magnachip Semiconductor S.A.
 8.16%, due 12/15/11 (c)                                                 585,000                 592,313
                                                                                        ----------------

Wireless Telecommunication Services - 0.7%
Inmarsat Finance PLC
 7.625%, due 6/30/12                                                     293,000                 300,325
 (zero coupon), due 11/15/12
 10.375%, beginning 11/15/08                                             125,000                 106,250
Intelsat Subsidiary Holding Co., Ltd.
 9.614%, due 1/15/12 (c)                                                 600,000                 609,750
                                                                                        ----------------
                                                                                               1,016,325
                                                                                        ----------------

Total Foreign Corporate Bonds
 (Cost $10,669,873)                                                                           10,356,362
                                                                                        ----------------

Total Long-Term Bonds
 (Cost $145,130,695)                                                                         143,716,464
                                                                                        ----------------


                                                                         SHARES
                                                                  --------------
Preferred Stocks 1.0%
Media - 1.0%
Haights Cross Communication, Inc.
 16.00% Class B (g)(h)                                                     6,286                 295,442
Paxson Communications Corp.
 14.25% (e)(i)                                                                85                 741,625
Spanish Broadcasting System, Inc.
 10.75% Series B (e)                                                         479                 518,518
                                                                                        ----------------

Total Preferred Stocks
 (Cost $1,456,616)                                                                             1,555,585
                                                                                        ----------------

                                                                       NUMBER OF
                                                                        WARRANTS                   VALUE
                                                                  --------------------------------------
Warrants 0.0% +
Media - 0.0% +
Haights Cross Communication, Inc.
 Strike Price $0.001
 Expire 12/10/11 (g)(h)(j)                                                     7        $              0 (k)
Haights Cross Communication, Inc.,
 Preferred Class A
 Strike Price $0.001
 Expire 12/10/11 (g)(h)(j)                                                 6,225                      62
                                                                                        ----------------

Total Warrants
 (Total Cost $62)                                                                                     62
                                                                                        ----------------


Common Stocks 0.1%
Chemicals - 0.1%
Huntsman Corp. (i)                                                         5,871                 113,308
                                                                                        ----------------

Total Common Stocks
 (Cost $43,855)                                                                                  113,308
                                                                                        ----------------

                                                                      PRINCIPAL
                                                                         AMOUNT
                                                                  --------------
Short-Term Investments 8.1%

Commercial Paper - 1.0%
General Electric Capital Corp.
 4.759%, due 4/12/06 (l)                                          $    1,471,981               1,471,981
                                                                                        ----------------
Total Commercial Paper
 (Cost $1,471,981)                                                                             1,471,981
                                                                                        ----------------

Repurchase Agreement - 4.3%
Morgan Stanley & Co.
 4.98%, dated 3/31/06
 due 4/3/06
 Proceeds at Maturity $6,513,009
 (Collateralized by various bonds with a
 Principal Amount of $6,709,083 and Market
 Value of $6,718,058) (l)                                              6,510,307               6,510,307
                                                                                        ----------------
Total Repurchase Agreement
 (Cost $6,510,307)                                                                             6,510,307
                                                                                        ----------------

Time Deposits - 1.6%
Bank of Nova Scotia
 4.78%, due 5/10/06 (l)                                                  883,189                 883,189
Toronto Dominion Bank
 4.79%, due 4/13/06 (l)                                                1,471,982               1,471,982
                                                                                        ----------------
Total Time Deposits
 (Cost $2,355,171)                                                                             2,355,171
                                                                                        ----------------

                                                                       PRINCIPAL
                                                                          AMOUNT                   VALUE
                                                                  --------------------------------------


U.S. Government Agency - 1.2%
U.S. Treasury Bill
 4.39%, due 4/6/06                                                $    1,770,000        $     1,768,922
                                                                                        ----------------
Total U.S. Government Agency
 (Cost $1,768,922)                                                                             1,768,922
                                                                                        ----------------

Total Short-Term Investments
 (Cost $12,106,381)                                                                           12,106,381
                                                                                        ----------------


Total Investments
 (Cost $158,737,609) (m)                                                   105.3%            157,491,800

Liabilities in Excess of
 Cash and Other Assets                                                      (5.3)             (7,947,295)
                                                                  --------------        ----------------

Net Assets                                                                 100.0%           $149,544,504
                                                                  ==============        ================

 &  Among the Fund's 10 largest holdings, excluding short-term investments.
    May be subject to change daily.

 +  Less than one tenth of a percent.

(a) May be sold to institutional investors only. The total market value of these securities at March 31, 2006 is $32,685,555 which represents 21.9% of the Fund's net assets.

(b) Represents security, or a portion thereof, which is out on loan.

(c) Floating/variable rate. Rate shown is the rate in effect at March 31, 2006.

(d) Target Return Index Securities Trust. Static portfolio comprised of 70 bullet High Yield bonds selected from the Lehman Brothers High Yield Index.

(e) PIK ("Payment in Kind") - Interest or dividend payment is made with additional securities.

(f) Issue in default.

(g) Illiquid security. The total market value of these securities at March 31, 2006 is $295,504 which represents 0.2% of the Fund's net assets.

(h) Restricted security. The total market value of these securities at March 31, 2006 is $295,504, which represents 0.2% of the Fund's net assets.

(i) Non-income producing security.

(j) Fair Valued security. The total market value of this security at March 31, 2006 is $62, which represents less than 0.1% of the Fund's net assets.

(k) Less than one dollar.

(l) Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

(m) Aggregate cost for federal income tax purposes is $158,737,629 and net unrealized depreciation is as follows:

              Gross unrealized appreciation                                     $    2,141,890
              Gross unrealized depreciation                                         (3,387,719)
                                                                                --------------
              Net unrealized depreciation                                       $   (1,245,829)
                                                                                ==============

Restricted securities held at March 31, 2006:
HIGH YIELD FUND

                                         DATE(S) OF      SHARE                    3/31/06          PERCENT OF
SECURITY                                 ACQUISITION     AMOUNT       COST         VALUE           NET ASSETS
----------------------------------------------------     ------     --------      --------         ----------
Haights Cross Communications, Inc.
Preferred Stock
16.00%, Class B                            1/22/04        6,286     $292,429      $295,442                0.2  %
Warrants                                   1/22/04            7            0 (a)         0 (a)            0.0 (b)
Warrants, Preferred Class A                1/22/04        6,225           62            62                0.0 (b)
                                                                    --------      --------         ----------
                                                                    $292,491      $295,504                0.2  %
                                                                    ========      ========         ==========

(a) Less than one dollar.
(b) Less than one tenth of a percent.

BALANCED FUND
PORTFOLIO OF INVESTMENTS
March 31, 2006 (Unaudited)

Common Stocks 65.3%

                                                                         SHARES                   VALUE
                                                                  --------------------------------------
Consumer Discretionary - 4.7%
Abercrombie & Fitch Co. Class A                                             217             $    12,651
American Eagle Outfitters, Inc.                                             758                  22,634
American Greetings Corp. Class A                                            776                  16,777
AnnTaylor Stores Corp. (a)                                                  676                  24,870
Apollo Group, Inc. Class A (a)(b)                                           598                  31,401
ArvinMeritor, Inc.                                                          311                   4,637
AutoNation, Inc. (a)(b)                                                   2,067                  44,544
AutoZone, Inc. (a)                                                          623                  62,107
Barnes & Noble, Inc.                                                        629                  29,091
Best Buy Co., Inc.                                                        2,883                 161,246
Big Lots, Inc. (a)                                                          193                   2,694
Black & Decker Corp. (The)                                                   99                   8,602
Borders Group, Inc.                                                         161                   4,064
Brinker International, Inc.                                                 307                  12,971
Career Education Corp. (a)(b)                                               733                  27,656
Catalina Marketing Corp.                                                    112                   2,587
CBRL Group, Inc.                                                            108                   4,742
Circuit City Stores, Inc. (b)                                             1,483                  36,304
Claire's Stores, Inc.                                                     1,136                  41,248
Clear Channel Communications, Inc.                                        4,738                 137,449
Corinthian Colleges, Inc. (a)                                               109                   1,570
Darden Restaurants, Inc.                                                  1,520                  62,366
Dillards, Inc. Class A                                                      183                   4,765
Dollar Tree Stores, Inc. (a)                                              1,227                  33,951
Education Management Corp. (a)                                              525                  21,840
Emmis Communciations Corp. Class A (a)                                      370                   5,920
Entercom Communications Corp.                                               314                   8,767
Ford Motor Co. (b)                                                       20,623                 164,159
Furniture Brands International, Inc. (b)                                    629                  15,417
GameStop Corp. Class A (a)(b)                                                53                   2,498
Gannett Co., Inc.                                                           480                  28,762
Gap, Inc. (The)                                                           6,510                 121,607
General Motors Corp. (b)                                                    801                  17,037
Genuine Parts Co. (b)                                                       640                  28,051
Goodyear Tire & Rubber Co. (The) (a)(b)                                   1,629                  23,588
GTECH Holdings Corp.                                                        517                  17,604
Harley-Davidson, Inc.                                                     2,260                 117,249
Hasbro, Inc.                                                              2,011                  42,432
Home Depot, Inc. (The)                                                    1,859                  78,636
J.C. Penney Co., Inc. Holding Co.                                         2,167                 130,908
Jones Apparel Group, Inc.                                                 1,175                  41,560
Lear Corp. (b)                                                              155                   2,748
Lennar Corp. Class A                                                        404                  24,394
Limited Brands, Inc.                                                      1,275                  31,186
Live Nation, Inc. (a)                                                       334                   6,627
Liz Claiborne, Inc.                                                         134                   5,491
Maytag Corp.                                                                158                   3,370
McDonald's Corp.                                                          2,949                 101,328

                                                                         SHARES                   VALUE
                                                                  --------------------------------------
McGraw-Hill Cos., Inc. (The)                                              3,470             $   199,941
Michaels Stores, Inc.                                                       279                  10,485
Modine Manufacturing Co.                                                    206                   6,077
Newell Rubbermaid, Inc.                                                   3,063                  77,157
Nike, Inc. Class B                                                          284                  24,168
Nordstrom, Inc.                                                           2,142                  83,924
Office Depot, Inc. (a)                                                    3,459                 128,813
OfficeMax, Inc.                                                             163                   4,918
Omnicom Group, Inc.                                                       1,115                  92,824
Pacific Sunwear of California, Inc. (a)                                     204                   4,521
Payless ShoeSource, Inc. (a)(b)                                             797                  18,243
PETsMART, Inc.                                                              179                   5,037
Pixar, Inc. (a)                                                           2,371                 152,076
Polo Ralph Lauren Corp.                                                     138                   8,364
RadioShack Corp.                                                            794                  15,269
Reader's Digest Association, Inc. (The)                                     217                   3,201
Rent-A-Center, Inc. (a)                                                     822                  21,035
Ross Stores, Inc.                                                         1,155                  33,714
Saks, Inc. (a)                                                              581                  11,213
Scholastic Corp. (a)                                                        204                   5,459
Sears Holdings Corp. (a)                                                    223                  29,490
Sherwin-Williams Co. (The)                                                  401                  19,825
Sotheby's Holdings, Inc. Class A (a)                                        301                   8,741
Starbucks Corp. (a)                                                         981                  36,925
Thor Industries, Inc.                                                       116                   6,190
Tiffany & Co. (b)                                                           320                  12,013
Timberland Co. Class A (a)                                                  335                  11,467
Time Warner, Inc.                                                         1,589                  26,679
TJX Cos., Inc. (The)                                                        766                  19,012
Toll Brothers, Inc. (a)                                                     485                  16,796
Tupperware Corp.                                                            539                  11,098
Westwood One, Inc.                                                          545                   6,017
Whirlpool Corp. (b)                                                         233                  21,313
Yum! Brands, Inc.                                                         2,561                 125,130
                                                                                           ------------
                                                                                              3,089,241
                                                                                           ------------
Consumer Staples - 4.0%
Albertson's, Inc.                                                         2,104                  54,010
Altria Group, Inc.                                                        3,884                 275,220
Archer-Daniels-Midland Co.                                                6,329                 212,971
Brown-Forman Corp. Class B                                                  141                  10,853
Church & Dwight Co., Inc.                                                   534                  19,715
Clorox Co. (The)                                                            300                  17,955
Coca-Cola Co. (The)                                                       7,221                 302,343
Coca-Cola Enterprises, Inc.                                                 624                  12,692
Colgate-Palmolive Co.                                                     2,420                 138,182
ConAgra Foods, Inc.                                                       1,875                  40,237
Dean Foods Co. (a)                                                        1,610                  62,516
Energizer Holdings, Inc. (a)                                                302                  16,006
General Mills, Inc.                                                       2,942                 149,101
H.J. Heinz Co.                                                              431                  16,344
Kimberly-Clark Corp.                                                      5,314                 307,149
Kroger Co. (The) (a)                                                      1,482                  30,174
McCormick & Co., Inc.                                                     1,350                  45,711
Pepsi Bottling Group, Inc. (The)                                            749                  22,762
PepsiAmericas, Inc.                                                          77                   1,883
PepsiCo, Inc.                                                             1,467                  84,778
Procter & Gamble Co. (The)                                                7,583                 436,932

                                                                         SHARES                   VALUE
                                                                   --------------------------------------
    Reynolds American, Inc. (b)                                               791            $     83,450
    Safeway, Inc.                                                             866                  21,754
    Sara Lee Corp.                                                            977                  17,469
    SUPERVALU, Inc.                                                         1,224                  37,724
    Tyson Foods, Inc. Class A                                                 512                   7,035
    UST, Inc. (b)                                                             956                  39,770
    Wal-Mart Stores, Inc.                                                   3,353                 158,396
                                                                                             ------------
                                                                                                2,623,132
                                                                                             ------------
    Energy - 7.1%
    Amerada Hess Corp. (b)                                                    509                  72,482
    Anadarko Petroleum Corp.                                                  925                  93,434
    Arch Coal, Inc.                                                           109                   8,277
    Baker Hughes, Inc.                                                        711                  48,632
    BJ Services Co.                                                           609                  21,071
    Burlington Resources, Inc.                                              2,431                 223,433
    Chevron Corp.                                                           5,099                 295,589
    ConocoPhillips                                                          2,204                 139,183
    Cooper Cameron Corp. (a)                                                  876                  38,614
    Devon Energy Corp.                                                      5,016                 306,829
    EOG Resources, Inc.                                                       380                  27,360
 &  ExxonMobil Corp.                                                       26,431               1,608,591
    Grant Prideco, Inc. (a)                                                   817                  35,000
    Helmerich & Payne, Inc.                                                   514                  35,887
    Kerr-McGee Corp.                                                        1,296                 123,742
    Marathon Oil Corp.                                                      2,271                 172,982
    Newfield Exploration Co. (a)                                              279                  11,690
    Occidental Petroleum Corp.                                              2,210                 204,756
    Overseas Shipholding Group, Inc.                                           54                   2,588
    Peabody Energy Corp.                                                      388                  19,559
    Pioneer Natural Resources Co.                                           1,031                  45,622
    Plains Exploration & Production Co. (a)                                    66                   2,550
    Pogo Producing Co.                                                        205                  10,301
    Pride International, Inc. (a)                                           1,264                  39,412
    Rowan Cos., Inc.                                                          230                  10,111
    Schlumberger, Ltd.                                                      2,236                 283,011
    Southwestern Energy Co. (a)                                               826                  26,589
    Sunoco, Inc.                                                            1,520                 117,906
    Tidewater, Inc.                                                           140                   7,732
    Transocean, Inc. (a)                                                    2,980                 239,294
    Valero Energy Corp.                                                     5,995                 358,381
    Williams Cos., Inc. (The)                                               1,235                  26,417
                                                                                             ------------
                                                                                                4,657,025
                                                                                             ------------
    Financials - 15.3%
    ACE, Ltd.                                                               2,871                 149,321
    AFLAC, Inc.                                                             5,552                 250,562
    Allstate Corp. (The)                                                    5,977                 311,461
    Ambac Financial Group, Inc.                                               135                  10,746
    American Express Co.                                                    8,790                 461,914
    American Financial Group, Inc.                                            430                  17,892
    American International Group, Inc.                                      7,274                 480,739
    AmeriCredit Corp. (a)                                                   1,616                  49,660
    Ameriprise Financial, Inc.                                              2,257                 101,691
    AmerUs Group Co. (b)                                                      115                   6,928
    AmSouth Bancorporation                                                  1,251                  33,840
    AON Corp.                                                               3,536                 146,779

                                                                         SHARES                   VALUE
                                                                  --------------------------------------
Apartment Investment & Management Co. Class A (c)                           220            $     10,318
(REIT)
Arthur J. Gallagher & Co. (b)                                               885                  24,612
Bank of America Corp.                                                    15,319                 697,627
Bank of Hawaii Corp.                                                        151                   8,050
Bank of New York Co., Inc. (The)                                          7,166                 258,263
BB&T Corp. (b)                                                            2,264                  88,749
Boston Properties, Inc. (REIT) (c)                                        1,249                 116,469
Capital One Financial Corp.                                               1,864                 150,089
Charles Schwab Corp. (The)                                               11,771                 202,579
Chubb Corp. (The) (b)                                                     2,269                 216,553
CIT Group, Inc.                                                           1,235                  66,097
Citigroup, Inc.                                                          14,169                 669,202
City National Corp.                                                          91                   6,988
Comerica, Inc.                                                            1,886                 109,331
Cullen/Frost Bankers, Inc.                                                  350                  18,812
E*Trade Financial Corp. (a)                                               4,106                 110,780
Equity Office Properties Trust (REIT) (c)                                   850                  28,543
Everest Re Group, Ltd.                                                       45                   4,202
Fannie Mae                                                                8,710                 447,694
Federated Investors, Inc.                                                   892                  34,833
Fidelity National Financial, Inc.                                           738                  26,221
First American Corp. (b)                                                    344                  13,471
Franklin Resources, Inc.                                                  1,052                  99,140
Goldman Sachs Group, Inc. (The)                                           1,090                 171,086
Hartford Financial Services Group, Inc. (The)                               622                  50,102
HCC Insurance Holdings, Inc. (b)                                            728                  25,334
Horace Mann Educators Corp.                                                  71                   1,335
Huntington Bancshares, Inc.                                                 854                  20,607
Independence Community Bank Corp.                                           889                  37,054
Janus Capital Group, Inc.                                                 2,520                  58,388
Jefferies Group, Inc. (b)                                                   473                  27,670
JPMorgan Chase & Co.                                                      8,609                 358,479
KeyCorp                                                                   1,962                  72,202
Kimco Realty Corp. (REIT) (c)                                             2,943                 119,604
LaBranche & Co., Inc. (a)(b)                                                268                   4,237
Legg Mason, Inc.                                                          1,156                 144,881
Lehman Brothers Holdings, Inc.                                            1,898                 274,318
Leucadia National Corp.                                                     105                   6,264
Lincoln National Corp.                                                    1,605                  87,617
Loews Corp.                                                               1,542                 156,050
MBIA, Inc.                                                                  293                  17,618
Merrill Lynch & Co., Inc.                                                 2,690                 211,864
MetLife, Inc.                                                             8,076                 390,636
Moody's Corp. (b)                                                         2,860                 204,376
National City Corp.                                                       6,263                 218,579
New Plan Excel Realty Trust (REIT) (b)(c)                                   722                  18,729
North Fork Bancorporation, Inc.                                             611                  17,615
Northern Trust Corp.                                                      1,353                  71,033
Old Republic International Corp.                                          1,647                  35,938
PMI Group, Inc. (The)                                                       210                   9,643
Principal Financial Group, Inc.                                           3,159                 154,159
Progressive Corp. (The)                                                   1,040                 108,430
Protective Life Corp.                                                       813                  40,439
Prudential Financial, Inc.                                                5,503                 417,182
Radian Group, Inc.                                                          640                  38,560
Raymond James Financial, Inc. (b)                                           869                  25,673
Rayonier, Inc. (REIT) (c)                                                   164                   7,477

                                                                         SHARES                   VALUE
                                                                   --------------------------------------
    Regions Financial Corp.                                                   710           $      24,971
    SAFECO Corp.                                                              292                  14,661
    Shurgard Storage Centers, Inc. Class A (REIT) (c)                         708                  47,174
    St. Paul Travelers Cos., Inc. (The)                                     7,430                 310,500
    StanCorp Financial Group, Inc.                                            282                  15,259
    State Street Corp.                                                        719                  43,449
    T. Rowe Price Group, Inc.                                                 649                  50,758
    Torchmark Corp.                                                           228                  13,019
    UnumProvident Corp.                                                     2,620                  53,658
    W.R. Berkley Corp.                                                      1,284                  74,549
    Wachovia Corp.                                                          2,743                 153,745
    Waddell & Reed Financial, Inc. Class A                                    320                   7,392
    Wells Fargo & Co.                                                       3,342                 213,454
    XL Capital, Ltd. Class A                                                  332                  21,285
                                                                                            -------------
                                                                                               10,077,209
                                                                                            -------------
    Health Care - 8.1%
    Aetna, Inc.                                                             6,449                 316,904
    AmerisourceBergen Corp.                                                 2,340                 112,952
    Amgen, Inc. (a)                                                         6,553                 476,731
    Applera Corp.- Applied Biosystems Group                                 1,735                  47,088
    Baxter International, Inc.                                              4,839                 187,802
    Becton, Dickinson & Co.                                                 1,804                 111,090
    Biogen Idec, Inc. (a)                                                   1,660                  78,186
    Cardinal Health, Inc.                                                   4,808                 358,292
    Caremark Rx, Inc. (a)                                                   1,821                  89,557
    Chiron Corp. (a)(b)                                                       212                   9,712
    CIGNA Corp.                                                               250                  32,655
    Community Health Systems, Inc. (a)                                         41                   1,482
    Coventry Health Care, Inc. (a)                                          1,472                  79,459
    DENTSPLY International, Inc.                                              101                   5,873
    Forest Laboratories, Inc. (a)                                           3,786                 168,969
    Guidant Corp.                                                             247                  19,281
    HCA, Inc.                                                               2,396                 109,713
    Health Net, Inc. (a)                                                    1,130                  57,427
    Henry Schein, Inc. (a)                                                    112                   5,360
    Hospira, Inc. (a)                                                         650                  25,649
    Humana, Inc. (a)                                                        1,592                  83,819
    Johnson & Johnson                                                       9,063                 536,711
    King Pharmaceuticals, Inc. (a)                                          2,735                  47,179
    Lincare Holdings, Inc. (a)                                                898                  34,986
    Manor Care, Inc. (b)                                                      919                  40,758
    McKesson Corp.                                                          3,520                 183,498
    Merck & Co., Inc.                                                      16,113                 567,661
    Mylan Laboratories, Inc.                                                1,568                  36,691
    PerkinElmer, Inc.                                                         621                  14,575
 &  Pfizer, Inc.                                                           37,181                 926,551
    Techne Corp. (a)                                                          298                  17,922
    Tenet Healthcare Corp. (a)                                              1,075                   7,934
    UnitedHealth Group, Inc.                                                4,851                 270,977
    Universal Health Services, Inc. Class B                                   659                  33,471
    Varian Medical Systems, Inc. (a)                                        1,503                  84,408
    Varian, Inc. (a)                                                          239                   9,842
    Waters Corp. (a)                                                          530                  22,870
    Watson Pharmaceuticals, Inc. (a)(b)                                     1,212                  34,833
    Wellpoint, Inc. (a)                                                       610                  47,232
                                                                                            -------------
                                                                                                5,296,100
                                                                                            -------------

                                                                         SHARES                   VALUE
                                                                   --------------------------------------
    Industrials - 6.5%
    3M Co.                                                                    477           $      36,104
    Allied Waste Industries, Inc. (a)(b)                                      830                  10,159
    Boeing Co. (The)                                                        6,658                 518,858
    Burlington Northern Santa Fe Corp.                                      3,430                 285,822
    C.H. Robinson Worldwide, Inc.                                           1,243                  61,019
    Caterpillar, Inc.                                                         608                  43,660
    Cendant Corp.                                                           2,056                  35,672
    CNF, Inc.                                                                 110                   5,493
    Cooper Industries, Ltd. Class A                                           118                  10,254
    Corporate Executive Board Co.                                             283                  28,555
    Crane Co.                                                                 285                  11,688
    CSX Corp.                                                                 785                  46,943
    Cummins, Inc. (b)                                                         530                  55,703
    Danaher Corp. (b)                                                         550                  34,953
    Dun & Bradstreet Corp. (a)                                                674                  51,682
    Eaton Corp.                                                               322                  23,496
    Emerson Electric Co.                                                    1,138                  95,171
    Equifax, Inc.                                                             533                  19,849
    Federal Signal Corp.                                                      288                   5,328
    Flowserve Corp. (a)                                                       129                   7,526
    Fluor Corp.                                                               803                  68,897
    GATX Corp.                                                                108                   4,459
    General Dynamics Corp.                                                    934                  59,757
 &  General Electric Co.                                                   31,085               1,081,136
    Granite Construction, Inc.                                                271                  13,192
    HNI Corp.                                                                 110                   6,490
    Illinois Tool Works, Inc.                                                 288                  27,737
    Jacobs Engineering Group, Inc. (a)                                        209                  18,129
    Joy Global, Inc.                                                        1,126                  67,301
    Lockheed Martin Corp.                                                   4,044                 303,826
    Masco Corp. (b)                                                         4,809                 156,244
    Monster Worldwide, Inc. (a)(b)                                            698                  34,802
    MSC Industrial Direct Co. Class A                                         391                  21,122
    Navistar International Corp. (a)                                          149                   4,109
    Nordson Corp.                                                             385                  19,196
    Norfolk Southern Corp.                                                  3,698                 199,951
    Northrop Grumman Corp.                                                    483                  32,984
    Parker Hannifin Corp.                                                     773                  62,312
    Precision Castparts Corp.                                                 801                  47,579
    Quanta Services, Inc. (a)                                               1,045                  16,741
    Raytheon Co.                                                            4,150                 190,236
    Republic Services, Inc.                                                 1,201                  51,055
    Robert Half International, Inc.                                         1,418                  54,749
    Rockwell Collins, Inc.                                                    220                  12,397
    Ryder System, Inc.                                                        117                   5,239
    Southwest Airlines Co. (b)                                              5,395                  97,056
    Swift Transportation Co., Inc. (a)                                        168                   3,651
    Teleflex, Inc.                                                            471                  33,738
    Textron, Inc.                                                             274                  25,589
    Thomas & Betts Corp. (a)                                                  190                   9,762
    Union Pacific Corp.                                                       340                  31,739
    United Parcel Service, Inc. Class B                                       467                  37,070
    United Rentals, Inc. (a)(b)                                               276                   9,522
    Waste Management, Inc.                                                  2,773                  97,887
                                                                                            -------------
                                                                                                4,293,589
                                                                                            -------------

                                                                         SHARES                   VALUE
                                                                   --------------------------------------
    Information Technology - 12.4%
    Acxiom Corp.                                                              975           $      25,194
    Adtran, Inc.                                                              304                   7,959
    Advanced Micro Devices, Inc. (a)                                          919                  30,474
    Advent Software, Inc. (a)                                                  33                     938
    Agilent Technologies, Inc. (a)                                          5,024                 188,651
    Altera Corp. (a)                                                          177                   3,653
    Apple Computer, Inc. (a)(b)                                             4,898                 307,203
    Arrow Electronics, Inc. (a)                                             1,261                  40,692
    Autodesk, Inc. (a)                                                        595                  22,919
    Avnet, Inc. (a)                                                           287                   7,284
    BMC Software, Inc. (a)                                                  2,450                  53,067
    CA, Inc.                                                                2,567                  69,848
    Cadence Design Systems, Inc. (a)(b)                                       638                  11,797
    CDW Corp. (b)                                                             351                  20,656
    Ceridian Corp. (a)                                                      1,680                  42,756
    Cisco Systems, Inc. (a)                                                36,632                 793,815
    Citrix Systems, Inc. (a)                                                1,477                  55,978
    Computer Sciences Corp. (a)                                             2,060                 114,433
    Compuware Corp. (a)                                                     4,345                  34,021
    Corning, Inc. (a)                                                       2,908                  78,254
    CSG Systems International, Inc. (a)                                       609                  14,165
    Dell, Inc. (a)                                                         15,437                 459,405
    DST Systems, Inc. (a)                                                     509                  29,491
    Dycom Industries, Inc. (a)                                                229                   4,866
    Fair Isaac Corp.                                                          754                  29,873
    First Data Corp.                                                        8,527                 399,234
    Freescale Semiconductor, Inc. Class B (a)                               2,168                  60,205
    Google, Inc. Class A (a)                                                  789                 307,710
    Harris Corp.                                                            1,063                  50,269
    Hewlett-Packard Co.                                                    18,896                 621,678
    Imation Corp.                                                             207                   8,882
    Intel Corp.                                                            33,409                 646,464
    International Business Machines Corp.                                   8,568                 706,603
    Intersil Corp. Class A                                                  1,417                  40,980
    Intuit, Inc. (a)                                                        2,019                 107,391
    Jabil Circuit, Inc. (a)(b)                                                771                  33,045
    Lam Research Corp. (a)(b)                                               1,545                  66,435
    Lexmark International, Inc. (a)                                           723                  32,810
    LSI Logic Corp. (a)                                                     1,483                  17,143
    McAfee, Inc. (a)                                                        1,465                  35,643
    Mercury Interactive Corp. (a)                                             194                   6,751
    Micron Technology, Inc. (a)                                             4,096                  60,293
 &  Microsoft Corp.                                                        43,268               1,177,322
    MoneyGram International, Inc.                                             145                   4,454
    Motorola, Inc.                                                         16,263                 372,585
    MPS Group, Inc. (a)                                                       970                  14,841
    National Semiconductor Corp.                                            3,827                 106,544
    Novell, Inc. (a)                                                        3,790                  29,107
    Novellus Systems, Inc. (a)                                                957                  22,968
    NVIDIA Corp. (a)(b)                                                     1,161                  66,479
    Oracle Corp. (a)                                                          549                   7,516
    Parametric Technology Corp. (a)                                           480                   7,838
    Plexus Corp. (a)                                                          529                  19,875
    Polycom, Inc. (a)                                                         327                   7,089
    Powerwave Technologies, Inc. (a)                                          247                   3,332
    QLogic Corp. (a)                                                        1,480                  28,638
    QUALCOMM, Inc.                                                            223                  11,286
    Reynolds & Reynolds Co. (The) Class A                                     427                  12,127

                                                                      SHARES                  VALUE
                                                               --------------------------------------
Sabre Holdings Corp. Class A                                              301           $       7,083
Sanmina-SCI Corp. (a)                                                   4,081                  16,732
Silicon Laboratories, Inc. (a)                                            274                  15,056
Solectron Corp. (a)                                                    10,814                  43,256
Sybase, Inc. (a)                                                          399                   8,427
Symantec Corp. (a)                                                      2,572                  43,287
Synopsys, Inc. (a)                                                      1,186                  26,507
Tech Data Corp. (a)                                                       168                   6,201
Tektronix, Inc.                                                           281                  10,035
Tellabs, Inc. (a)                                                       2,377                  37,794
Texas Instruments, Inc.                                                11,653                 378,373
Xerox Corp. (a)                                                         2,060                  31,312
                                                                                         ------------
                                                                                            8,164,992
                                                                                         ------------
Materials - 1.8%
Airgas, Inc.                                                              156                   6,098
Eastman Chemical Co. (b)                                                  163                   8,342
FMC Corp.                                                                  80                   4,958
Freeport-McMoran Copper & Gold, Inc. Class B                            2,042                 122,050
International Paper Co.                                                   776                  26,826
Louisiana-Pacific Corp.                                                   863                  23,474
Lyondell Chemical Co. (b)                                               1,902                  37,850
Martin Marietta Materials, Inc.                                           434                  46,451
MeadWestvaco Corp.                                                        747                  20,401
Monsanto Co.                                                            1,928                 163,398
Newmont Mining Corp.                                                    1,931                 100,200
Nucor Corp.                                                             1,258                 131,826
Olin Corp.                                                                687                  14,750
Pactiv Corp. (a)                                                        1,346                  33,031
Phelps Dodge Corp.                                                      2,245                 180,790
Rohm & Haas Co.                                                           306                  14,954
Scotts Miracle-Gro Co. (The) Class A                                      277                  12,676
Sensient Technologies Corp.                                               424                   7,653
Steel Dynamics, Inc.                                                      457                  25,926
Tronox, Inc. Class B (a)                                                  261                   4,440
United States Steel Corp. (b)                                             786                  47,694
Vulcan Materials Co.                                                      983                  85,177
Weyerhaeuser Co. (b)                                                    1,082                  78,369
                                                                                         ------------
                                                                                            1,197,334
                                                                                         ------------
Telecommunication Services - 2.2%
BellSouth Corp.                                                        17,150                 594,248
CBS Corp. Class B                                                       7,801                 187,068
CenturyTel, Inc.                                                        1,460                  57,115
Cincinnati Bell, Inc. (a)                                               2,420                  10,938
Citizens Communications Co.                                             3,819                  50,678
Qwest Communications International, Inc. (a)(b)                        17,217                 117,076
Sprint Nextel Corp.                                                     4,193                 108,347
Verizon Communications, Inc.                                            4,921                 167,609
Viacom, Inc. Class B (a)                                                3,467                 134,520
                                                                                         ------------
                                                                                            1,427,599
                                                                                         ------------
Utilities - 3.2%
Allegheny Energy, Inc. (a)                                              1,762                  59,644
Alliant Energy Corp. (b)                                                  935                  29,424
American Electric Power Co., Inc.                                       3,479                 118,356
Black Hills Corp.                                                          72                   2,448
CenterPoint Energy, Inc.                                                3,513                  41,910

                                                                       SHARES                   VALUE
                                                                 --------------------------------------
Cinergy Corp.                                                             6,216           $     282,269
Constellation Energy Group, Inc.                                          3,834                 209,758
DPL, Inc.                                                                   491                  13,257
Dynegy, Inc. Class A (a)                                                    391                   1,877
Edison International                                                      3,615                 148,866
Entergy Corp.                                                             1,189                  81,970
Equitable Resources, Inc.                                                 1,370                  50,019
FirstEnergy Corp.                                                         1,711                  83,668
Great Plains Energy, Inc.                                                   431                  12,133
KeySpan Corp.                                                                72                   2,943
MDU Resources Group, Inc.                                                   509                  17,026
National Fuel Gas Co.                                                       625                  20,450
Nicor, Inc.                                                                 474                  18,751
Pepco Holdings, Inc.                                                      1,476                  33,638
PG&E Corp.                                                                3,552                 138,173
Pinnacle West Capital Corp.                                                 296                  11,574
PPL Corp.                                                                 2,132                  62,681
Public Service Enterprise Group, Inc.                                     1,513                  96,893
Questar Corp.                                                               168                  11,768
SCANA Corp.                                                               1,311                  51,444
Sierra Pacific Resources (a)                                                255                   3,522
Southern Co. (The) (b)                                                    6,730                 220,542
TXU Corp.                                                                 5,388                 241,167
Westar Energy, Inc.                                                         329                   6,846
Wisconsin Energy Corp.                                                      268                  10,717
Xcel Energy, Inc.                                                         2,440                  44,286
                                                                                           ------------
                                                                                              2,128,020
                                                                                           ------------
Total Common Stocks
  (Cost $39,344,394)                                                                         42,954,241
                                                                                           ------------
Fixed Income Securities 33.0%
Corporate Asset-Backed 0.6%
                                                                      PRINCIPAL
                                                                         AMOUNT
                                                                  -------------
Financials - 0.6%
Accredited Mortgage Loan Trust
  Series 2005-2 Class A2A
  4.918%, due 7/25/35 (d)                                            $  100,229                 100,220
Merrill Lynch Mortgage Investors, Inc.
  Series 2005-WMC2 Class A2A
  4.908%, due 4/25/36 (d)                                                35,829                  35,832
Novastar Home Equity Loan
  Series 2005-2 Class A2A
  4.908%, due 10/25/35 (d)                                              148,034                 148,041
Soundview Home Equity Loan Trust
  Series 2005-2 Class A1
  4.918%, due 7/25/35 (d)                                                86,692                  86,689
                                                                                           ------------
Total Corporate Asset-Backed
  (Cost $370,784)                                                                               370,782
                                                                                           ------------
Corporate Bonds 10.9%
Consumer Discretionary - 2.1%
AT&T Broadband Corp.
  9.455%, due 11/15/22                                                   90,000                 113,535
Cox Communications, Inc.
  7.125%, due 10/1/12                                                   300,000                 314,719

                                                                    PRINCIPAL
                                                                       AMOUNT             VALUE
                                                               --------------------------------------
DaimlerChrysler North American Holding Corp.
  7.30%, due 1/15/12                                           $      310,000           $     327,569
Fortune Brands, Inc.
  5.375%, due 1/15/16                                                 115,000                 110,386
Johnson Controls, Inc.
  5.25%, due 1/15/11                                                  130,000                 127,838
Office Depot, Inc.
  6.25%, due 8/15/13                                                  120,000                 120,506
Tele-Communications, Inc.
  9.80%, due 2/1/12                                                    90,000                 106,058
Time Warner, Inc.
  7.625%, due 4/15/31                                                 170,000                 185,188
                                                                                         ------------
                                                                                            1,405,799
                                                                                         ------------
Consumer Staples - 0.4%
Diageo Finance B.V.
  5.30%, due 10/28/15                                                 115,000                 111,121
Kraft Foods, Inc.
  4.00%, due 10/1/08                                                  135,000                 130,591
                                                                                         ------------
                                                                                              241,712
                                                                                         ------------
Energy - 1.0%
Anadarko Finance Corp.
  6.75%, due 5/1/11                                                    75,000                  79,026
Dominion Resources, Inc.
  5.15%, due 7/15/15                                                   95,000                  89,232
Kinder Morgan, Inc.
  6.50%, due 9/1/12                                                   235,000                 243,120
Pacific Gas & Electric Co.
  4.20%, due 3/1/11                                                   130,000                 122,462
Progress Energy, Inc.
  7.10%, due 3/1/11                                                   115,000                 121,969
                                                                                         ------------
                                                                                              655,809
                                                                                         ------------
Financials - 6.0%
Ameriprise Financial, Inc.
  5.35%, due 11/15/10                                                  35,000                  34,646
Archstone-Smith Trust
  5.75%, due 3/15/16                                                  125,000                 124,041
Capital One Bank
  6.50%, due 6/13/13                                                   80,000                  83,246
Capital One Financial Corp.
  6.25%, due 11/15/13                                                  25,000                  25,669
Caterpillar Financial Services Corp.
  4.30%, due 6/1/10                                                   100,000                  95,924
CIT Group, Inc.
  5.75%, due 9/25/07                                                  270,000                 271,636
Citigroup, Inc.
  5.625%, due 8/27/12                                                 340,000                 341,847
Credit Suisse First Boston USA, Inc.
  5.125%, due 8/15/15                                                 140,000                 133,956
EOP Operating L.P.
  7.00%, due 7/15/11                                                  110,000                 115,739
Ford Motor Credit Co.
  7.25%, due 10/25/11                                                  90,000                  82,011
  7.375%, due 10/28/09                                                155,000                 145,721
Goldman Sachs Group, Inc. (The)
  4.50%, due 6/15/10                                                   55,000                  53,004
  5.25%, due 4/1/13                                                   125,000                 121,865

                                                                        PRINCIPAL
                                                                           AMOUNT                 VALUE
                                                                   --------------------------------------
    HSBC Finance Corp.
      6.75%, due 5/15/11                                           $      285,000           $     300,041
    Jefferies Group, Inc.
      5.50%, due 3/15/16                                                   60,000                  57,216
      7.75%, due 3/15/12                                                   45,000                  49,058
    JPMorgan Chase & Co.
      5.125%, due 9/15/14                                                 175,000                 168,210
      7.125%, due 6/15/09                                                 115,000                 120,551
    MBNA America Bank NA
      7.125%, due 11/15/12                                                160,000                 173,993
    Merrill Lynch & Co., Inc.
      4.79%, due 8/4/10                                                    95,000                  92,371
    MetLife, Inc.
      5.50%, due 6/15/14                                                  135,000                 133,638
    Residential Capital Corp.
      6.00%, due 2/22/11                                                  225,000                 223,203
      6.375%, due 6/30/10                                                 190,000                 191,410
    Simon Property Group, L.P.
      4.60%, due 6/15/10                                                   50,000                  48,214
      5.10%, due 6/15/15                                                   30,000                  28,377
      6.35%, due 8/28/12                                                  145,000                 149,512
      6.375%, due 11/15/07                                                115,000                 116,665
    Textron Financial Corp.
      4.125%, due 3/3/08                                                  255,000                 249,510
    Wachovia Bank NA
      4.80%, due 11/1/14                                                  230,000                 216,255
                                                                                             ------------
                                                                                                3,947,529
                                                                                             ------------
    Industrials - 0.5%
    International Lease Finance Corp.
      4.875%, due 9/1/10                                                  210,000                 204,162
      5.875%, due 5/1/13                                                  100,000                 100,588
                                                                                             ------------
                                                                                                  304,750
                                                                                             ------------
    Information Technology - 0.2%
    Cisco Systems, Inc.
      5.25%, due 2/22/11                                                  130,000                 128,891
                                                                                             ------------
    Telecommunication Services - 0.7%
    AT&T Wireless Services, Inc.
      8.75%, due 3/1/31                                                    80,000                 101,324
    British Telecommunications PLC
      8.375%, due 12/15/10                                                220,000                 245,386
    Sprint Capital Corp.
      7.625%, due 1/30/11                                                  15,000                  16,222
      8.75%, due 3/15/32                                                  110,000                 137,528
                                                                                             ------------
                                                                                                  500,460
                                                                                             ------------
    Total Corporate Bonds
       (Cost $7,436,557)                                                                        7,184,950
                                                                                             ------------
    U.S. Government Securities 18.8%
    U.S. Government Agency Obligations 9.6%
    Federal Home Loan Mortgage Corporation - 1.6%
 &    2.375%, due 2/15/07 (e)                                           1,080,000               1,054,969
                                                                                             ------------

                                                                        PRINCIPAL
                                                                           AMOUNT                 VALUE
                                                                   --------------------------------------
    Federal Home Loan Mortgage Corporation
      (Mortgage Pass-Through Securities) - 1.3%
      5.374%, due 9/1/35 (d)(e)                                    $      454,687            $    454,495
      5.489%, due 3/1/36 (d)(e)                                           375,000                 371,460
                                                                                             ------------
                                                                                                  825,955
                                                                                             ------------
    Federal National Mortgage Association - 3.9%
 &    4.375%, due 3/15/13 (e)                                           2,715,000               2,587,198
                                                                                             ------------

    Federal National Mortgage Association
      (Mortgage Pass-Through Securities) - 2.8%
 &    5.50%, due 4/1/36 TBA (f)                                         1,275,000               1,244,321
      6.50%, due 9/1/33 (e)                                               574,609                 587,888
                                                                                             ------------
                                                                                                1,832,209
                                                                                             ------------
    Total U.S. Government Agency Obligations
      (Cost $6,382,761)                                                                        6,300,331
                                                                                             ------------
    U.S. Treasury Obligations 9.2%
    United States Treasury Bond - 1.3%
 &    5.25%, due 2/15/29 (e)                                              805,000                 826,572
                                                                                             ------------
    United States Treasury Notes - 5.9%
      2.00%, due 5/15/06 (e)                                              375,000                 373,843
      2.50%, due 10/31/06 (e)                                             230,000                 226,936
 &    4.25%, due 8/15/13 (e)                                            1,705,000               1,639,864
 &    4.375%, due 1/31/08 (b)(e)                                        1,435,000               1,423,061
      4.50%, due 2/15/36 (e)                                              225,000                 211,113
                                                                                             ------------
                                                                                                3,874,817
                                                                                             ------------
    United States Treasury Strip - 0.9%
      (zero coupon), due 8/15/17                                        1,120,000                 637,478
                                                                                             ------------
    United States Treasury TII - 1.1%
      1.875%, due 7/15/13                                                 766,388                 744,205
                                                                                             ------------
    Total U.S. Treasury Obligations                                                             6,083,072
      (Cost $6,255,771)                                                                      ------------

    Total U.S. Government Securities
      (Cost $12,638,532)                                                                      12,383,403
                                                                                             ------------
    Collateralized Mortgage Obligations 2.7%
    Federal Home Loan Mortgage Corporation - 0.1%
      Series 2113 Class QE
      6.00%, due 11/15/27 (e)                                              38,027                  38,178
                                                                                             ------------
    Financials - 2.6%
    Greenwich Capital Commercial Funding Corp.
      Series 2005-GG5 Class A5
      5.224%, due 4/10/37 (d)                                             420,000                 408,971
      Series 2004-GG1 Class A7
      5.317%, due 6/10/36 (d)                                             350,000                 343,893
    GS Mortgage Securities Corp.
      Series 2005-GG4 Class A4
      4.761%, due 7/10/39                                                 300,000                 282,742
      Series 2004-GG2 Class A6
      5.396%, due 8/10/38 (d)                                             250,000                 246,613

                                                                      PRINCIPAL
                                                                         AMOUNT                   VALUE
                                                                   -------------------------------------
Residential Accredit Loans, Inc.
  Series 2006-QA1 Class A21
  6.014%, due 1/25/36 (d)                                          $      419,177            $   420,941
                                                                                             -----------
                                                                                               1,703,160
                                                                                             -----------
Total Collateralized Mortgage Obligations
  (Cost $1,803,212)                                                                            1,741,338
                                                                                             -----------
Total Fixed Income Securities
  (Cost $22,249,085)                                                                          21,680,473
                                                                                             -----------

                                                                         SHARES
                                                                   --------------
Investment Company 0.0% +
Capital Markets - 0.0% +
S&P 500 Index-SPDR Trust, Series 1 (b)(c)                                     5                      649
                                                                                           -------------
Total Investment Company
  (Cost $613)                                                                                        649
                                                                                           -------------

                                                                      PRINCIPAL
                                                                         AMOUNT
                                                                  ---------------
Short-Term Investments 4.9%

Commercial Paper - 0.6%
General Electric Capital Corp.
  4.759%, due 4/12/06 (g)                                         $      399,307                 399,307
                                                                                           -------------
Total Commercial Paper
  (Cost $399,307)                                                                                399,307
                                                                                           -------------

Repurchase Agreement - 2.7%
Morgan Stanley & Co.
  4.98%, dated 3/31/06
  due 4/3/06
  Proceeds at Maturity $1,766,794
  (Collateralized by various bonds with a
  Principal Amount of $1,819,983 and Market Value
  of $1,822,418) (g)                                                   1,766,060               1,766,060
                                                                                           -------------
Total Repurchase Agreement
  (Cost $1,766,060)                                                                            1,766,060
                                                                                           -------------

Time Deposits - 1.0%
Bank of Nova Scotia
  4.78%, due 5/10/06 (g)                                                 239,584                 239,584
Toronto Dominion Bank
  4.79%, due 4/13/06 (g)                                                 399,307                 399,307
                                                                                           -------------
Total Time Deposits
  (Cost $638,891)                                                                                638,891
                                                                                           -------------

U.S. Government Agency - 1.3%
Federal National Mortgage Association
  (Discount Notes)
  4.41%, due 4/12/06 (e)                                                145,000                  144,805
  4.55%, due 5/12/06 (e)                                                650,000                  646,632
  4.66%, due 5/12/06 (e)                                                 90,000                   89,522
                                                                                           -------------
Total U.S. Government Agency
  (Cost $880,959)                                                                               880,959
                                                                                           -------------
Total Short-Term Investments
  (Cost $3,685,217)                                                                            3,685,217
                                                                                           -------------
Total Investments
  (Cost $65,279,309) (h)                                                  103.9%              68,320,580

Liabilities in Excess of
  Cash and Other Assets                                                    (3.9)              (2,548,956)
                                                                     ----------            -------------

Net Assets                                                                100.0%           $  65,771,624
                                                                     ==========            =============

& Among the Fund's 10 largest holdings, excluding short-term investments. May be subject to change daily.

+   Less than one tenth of a percent.

(a) Non-income producing security.

(b) Represents security, or a portion thereof, which is out on loan.

(c) Exchange Traded Fund - represents a basket of securities that are traded on an exchange

(d) Floating/variable rate. Rate shown is the rate in effect at March 31, 2006.

(e) Segregated as collateral for TBAs.

(f) TBA: Securities purchased on a forward commitment basis with an approximate principal amount and maturity date. The actual principal amount and maturity date will be determined upon settlement. The market value of these securities at March 31, 2006 is $1,244,321.

(g) Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

(h) Aggregate cost for federal income
    tax purposes is $65,516,707 and net unrealized
    appreciation is as follows:
    Gross unrealized appreciation                                $    4,645,688
    Gross unrealized depreciation                                    (1,841,815)
                                                                 --------------
    Net unrealized appreciation                                  $    2,803,873
                                                                 ==============

EQUITY INVESTMENT FUND
PORTFOLIO OF INVESTMENTS
March 31, 2006 (Unaudited)

Common Stocks 100.0%

                                                                         SHARES                   VALUE
                                                                  --------------------------------------
Consumer Discretionary - 7.9%
Abercrombie & Fitch Co. Class A                                           1,108          $       64,596
American Eagle Outfitters, Inc.                                           2,993                  89,371
American Greetings Corp. Class A                                          3,134                  67,757
AnnTaylor Stores Corp. (a)                                                2,829                 104,079
Apollo Group, Inc. Class A (a)                                            2,993                 157,162
ArvinMeritor, Inc.                                                        1,233                  18,384
AutoNation, Inc. (a)(b)                                                   8,662                 186,666
AutoZone, Inc. (a)                                                        2,665                 265,674
Barnes & Noble, Inc.                                                      2,587                 119,649
Best Buy Co., Inc.                                                       11,876                 664,225
Big Lots, Inc. (a)                                                          934                  13,039
Black & Decker Corp. (The)                                                  644                  55,957
Borders Group, Inc.                                                         595                  15,018
Brinker International, Inc.                                               1,429                  60,375
Career Education Corp. (a)(b)                                             2,966                 111,907
Catalina Marketing Corp.                                                    342                   7,900
CBRL Group, Inc.                                                            398                  17,476
CBS Corp. Class B                                                        33,069                 792,995
Circuit City Stores, Inc. (b)                                             6,190                 151,531
Claire's Stores, Inc.                                                     4,758                 172,763
Clear Channel Communications, Inc.                                       18,390                 533,494
Corinthian Colleges, Inc. (a)                                               705                  10,152
Darden Restaurants, Inc.                                                  6,280                 257,668
Dillards, Inc. Class A                                                      523                  13,619
Dollar Tree Stores, Inc. (a)                                              5,156                 142,667
Education Management Corp. (a)                                            2,082                  86,611
Emmis Communciations Corp. Class A (a)                                    1,278                  20,448
Entercom Communications Corp.                                             1,199                  33,476
Ford Motor Co. (b)                                                       88,625                 705,455
Furniture Brands International, Inc. (b)                                  2,450                  60,049
GameStop Corp. Class A (a)(b)                                               200                   9,428
Gannett Co., Inc.                                                         2,067                 123,855
Gap, Inc. (The)                                                          27,529                 514,242
General Motors Corp. (b)                                                  3,447                  73,318
Genuine Parts Co. (b)                                                     2,631                 115,317
Goodyear Tire & Rubber Co. (The) (a)(b)                                   7,373                 106,761
GTECH Holdings Corp.                                                      2,096                  71,369
Harley-Davidson, Inc. (b)                                                 9,275                 481,187
Hasbro, Inc.                                                              8,550                 180,405
Home Depot, Inc. (The)                                                    6,774                 286,540
J.C. Penney Co., Inc. Holding Co.                                         9,385                 566,948
Jones Apparel Group, Inc.                                                 4,670                 165,178
Lear Corp. (b)                                                              584                  10,354
Lennar Corp. Class A                                                      1,318                  79,581
Limited Brands, Inc.                                                      5,733                 140,229
Live Nation, Inc. (a)                                                     1,350                  26,784
Liz Claiborne, Inc.                                                         870                  35,653
Maytag Corp.                                                                682                  14,547

                                                                         SHARES                   VALUE
                                                                  --------------------------------------
McDonald's Corp.                                                         11,355          $      390,158
McGraw-Hill Cos., Inc. (The)                                             14,773                 851,220
Michaels Stores, Inc.                                                     1,187                  44,607
Modine Manufacturing Co.                                                    898                  26,491
Newell Rubbermaid, Inc.                                                  13,220                 333,012
Nike, Inc. Class B                                                        1,431                 121,778
Nordstrom, Inc.                                                           8,612                 337,418
Office Depot, Inc. (a)                                                   14,776                 550,258
OfficeMax, Inc.                                                             616                  18,585
Omnicom Group, Inc.                                                       4,028                 335,331
Pacific Sunwear of California, Inc. (a)                                     944                  20,919
Payless ShoeSource, Inc. (a)(b)                                           3,280                  75,079
PETsMART, Inc.                                                            1,161                  32,671
Pixar, Inc. (a)                                                           9,108                 584,187
Polo Ralph Lauren Corp.                                                     523                  31,699
RadioShack Corp.                                                          3,011                  57,902
Reader's Digest Association, Inc. (The)                                     824                  12,154
Rent-A-Center, Inc. (a)                                                   3,468                  88,746
Ross Stores, Inc.                                                         4,521                 131,968
Saks, Inc. (a)                                                            2,453                  47,343
Scholastic Corp. (a)                                                        810                  21,676
Sears Holdings Corp. (a)                                                    946                 125,099
Sherwin-Williams Co. (The)                                                1,872                  92,552
Sotheby's Holdings, Inc. Class A (a)                                      1,031                  29,940
Starbucks Corp. (a)                                                       6,341                 238,675
Thor Industries, Inc.                                                       587                  31,322
Tiffany & Co. (b)                                                         1,306                  49,027
Timberland Co. Class A (a)                                                1,411                  48,299
Time Warner, Inc.                                                         6,542                 109,840
TJX Cos., Inc. (The)                                                      3,343                  82,973
Toll Brothers, Inc. (a)(b)                                                2,289                  79,268
Tupperware Corp.                                                          2,255                  46,430
Viacom, Inc. Class B (a)                                                 15,595                 605,086
Westwood One, Inc.                                                        2,085                  23,018
Whirlpool Corp. (b)                                                       1,163                 106,380
Yum! Brands, Inc.                                                        12,012                 586,906
                                                                                          -------------
                                                                                             14,369,876
                                                                                          -------------
Consumer Staples - 6.2%
Albertson's, Inc.                                                        10,444                 268,097
Altria Group, Inc.                                                       16,600               1,176,276
Archer-Daniels-Midland Co.                                               26,174                 880,755
Brown-Forman Corp. Class B                                                  663                  51,031
Church & Dwight Co., Inc.                                                 2,008                  74,135
Clorox Co. (The)                                                          1,285                  76,907
Coca-Cola Co. (The)                                                      32,040               1,341,515
Coca-Cola Enterprises, Inc.                                               2,552                  51,908
Colgate-Palmolive Co.                                                     8,059                 460,169
ConAgra Foods, Inc.                                                       7,211                 154,748
Dean Foods Co. (a)                                                        6,731                 261,365
Energizer Holdings, Inc. (a)                                              1,221                  64,713
General Mills, Inc.                                                      12,640                 640,595
H.J. Heinz Co.                                                            2,786                 105,645
Kellogg Co. (The)                                                         1,043                  45,934
Kimberly-Clark Corp.                                                     22,660               1,309,748
Kroger Co. (The) (a)                                                      6,131                 124,827
McCormick & Co., Inc.                                                     5,323                 180,237
Pepsi Bottling Group, Inc. (The)                                          3,671                 111,562
PepsiAmericas, Inc.                                                         502                  12,274

                                                                         SHARES                   VALUE
                                                                  --------------------------------------
    PepsiCo, Inc.                                                           6,219        $        359,396
    Procter & Gamble Co. (The)                                             33,159               1,910,622
    Reynolds American, Inc. (b)                                             3,376                 356,168
    Safeway, Inc.                                                           3,803                  95,531
    Sara Lee Corp.                                                          6,310                 112,823
    SUPERVALU, Inc.                                                         5,383                 165,904
    Tyson Foods, Inc. Class A                                               2,135                  29,335
    UST, Inc. (b)                                                           3,665                 152,464
    Wal-Mart Stores, Inc.                                                  14,515                 685,689
                                                                                            -------------
                                                                                               11,260,373
                                                                                            -------------
    Energy - 10.8%
    Amerada Hess Corp.                                                      1,828                 260,307
    Anadarko Petroleum Corp.                                                4,180                 422,222
    Arch Coal, Inc.                                                           518                  39,337
    Baker Hughes, Inc.                                                      1,704                 116,554
    BJ Services Co.                                                         2,818                  97,503
    Burlington Resources, Inc.                                             10,404                 956,232
    Chevron Corp.                                                          24,215               1,403,744
    ConocoPhillips                                                          9,743                 615,270
    Cooper Cameron Corp. (a)                                                3,851                 169,752
    Devon Energy Corp.                                                     21,377               1,307,631
    EOG Resources, Inc.                                                     1,924                 138,528
 &  ExxonMobil Corp.                                                      112,440               6,843,098
    Grant Prideco, Inc. (a)                                                 2,957                 126,678
    Helmerich & Payne, Inc.                                                 2,049                 143,061
    Kerr-McGee Corp.                                                        5,531                 528,100
    Marathon Oil Corp.                                                      8,230                 626,879
    Newfield Exploration Co. (a)                                            1,070                  44,833
    Occidental Petroleum Corp.                                              9,962                 922,979
    Overseas Shipholding Group, Inc.                                          242                  11,599
    Peabody Energy Corp.                                                    2,094                 105,559
    Pioneer Natural Resources Co.                                           4,496                 198,948
    Plains Exploration & Production Co. (a)                                   390                  15,070
    Pogo Producing Co.                                                      1,004                  50,451
    Pride International, Inc. (a)                                           4,940                 154,029
    Rowan Cos., Inc.                                                          954                  41,938
    Schlumberger, Ltd.                                                      8,411               1,064,580
    Southwestern Energy Co. (a)                                             3,141                 101,109
    Sunoco, Inc.                                                            6,502                 504,360
    Tidewater, Inc.                                                           337                  18,613
    Transocean, Inc. (a)                                                   12,875               1,033,862
    Valero Energy Corp.                                                    24,180               1,445,480
    Williams Cos., Inc. (The)                                               4,848                 103,699
                                                                                            -------------
                                                                                               19,612,005
                                                                                            -------------
    Financials - 23.1%
    ACE, Ltd.                                                              12,191                 634,054
    AFLAC, Inc.                                                            22,901               1,033,522
    Allstate Corp. (The)                                                   25,463               1,326,877
    Ambac Financial Group, Inc.                                               875                  69,650
    American Express Co.                                                   37,510               1,971,150
    American Financial Group, Inc.                                          1,844                  76,729
    American International Group, Inc.                                     31,112               2,056,192
    AmeriCredit Corp. (a)                                                   6,560                 201,589
    Ameriprise Financial, Inc.                                              9,781                 440,741
    AmerUs Group Co.                                                            7                     422
    AmSouth Bancorp                                                         4,805                 129,975
    AON Corp.                                                              15,360                 637,594
    Arthur J. Gallagher & Co. (b)                                           3,775                 104,983

                                                                         SHARES                   VALUE
                                                                  --------------------------------------
 &  Bank of America Corp.                                                  63,805        $      2,905,680
    Bank of Hawaii Corp.                                                      833                  44,407
    Bank of New York Co., Inc. (The)                                       30,549               1,100,986
    BB&T Corp. (b)                                                          9,544                 374,125
    Boston Properties, Inc. (REIT) (c)                                      4,550                 424,287
    Capital One Financial Corp.                                             8,299                 668,235
    Charles Schwab Corp. (The)                                             49,787                 856,834
    Chubb Corp. (The) (b)                                                   9,586                 914,888
    CIT Group, Inc.                                                         5,268                 281,943
 &  Citigroup, Inc.                                                        63,352               2,992,115
    City National Corp.                                                       382                  29,334
    Comerica, Inc.                                                          7,957                 461,267
    Cullen/Frost Bankers, Inc.                                              1,445                  77,669
    E*Trade Financial Corp. (a)                                            17,981                 485,127
    Everest Re Group, Ltd.                                                    396                  36,975
    Fannie Mae                                                             36,602               1,881,343
    Federated Investors, Inc.                                               3,723                 145,383
    Fidelity National Financial, Inc.                                       3,012                 107,016
    First American Corp.                                                    1,602                  62,734
    Franklin Resources, Inc.                                                5,048                 475,724
    Goldman Sachs Group, Inc. (The)                                         3,849                 604,139
    Hartford Financial Services Group, Inc. (The)                           3,680                 296,424
    HCC Insurance Holdings, Inc.                                            3,222                 112,126
    Horace Mann Educators Corp.                                               343                   6,448
    Huntington Bancshares, Inc. (b)                                         5,850                 141,161
    Independence Community Bank Corp.                                       3,586                 149,464
    Janus Capital Group, Inc.                                              10,466                 242,497
    Jefferies Group, Inc.                                                   1,962                 114,777
    JPMorgan Chase & Co.                                                   38,418               1,599,726
    KeyCorp                                                                 7,440                 273,792
    Kimco Realty Corp. (REIT) (c)                                          10,722                 435,742
    LaBranche & Co., Inc. (a)(b)                                            1,061                  16,774
    Legg Mason, Inc.                                                        4,592                 575,515
    Lehman Brothers Holdings, Inc.                                          8,202               1,185,435
    Leucadia National Corp.                                                   684                  40,807
    Lincoln National Corp.                                                  6,171                 336,875
    Loews Corp.                                                             6,521                 659,925
    MBIA, Inc.                                                              1,135                  68,248
    Merrill Lynch & Co., Inc.                                              11,031                 868,802
    MetLife, Inc.                                                          34,096               1,649,224
    Moody's Corp.                                                          11,968                 855,233
    National City Corp.                                                    26,737                 933,121
    North Fork Bancorporation, Inc.                                         3,948                 113,821
    Northern Trust Corp.                                                    5,733                 300,983
    Old Republic International Corp.                                        7,000                 152,740
    PMI Group, Inc. (The)                                                     796                  36,552
    Principal Financial Group, Inc.                                        12,697                 619,614
    Progressive Corp. (The)                                                 4,008                 417,874
    Protective Life Corp.                                                   2,589                 128,777
    Prudential Financial, Inc.                                             22,806               1,728,923
    Radian Group, Inc.                                                      2,583                 155,626
    Raymond James Financial, Inc. (b)                                       3,428                 101,332
    Regions Financial Corp.                                                 3,653                 128,476
    SAFECO Corp.                                                            1,598                  80,236
    Shurgard Storage Centers, Inc. Class A (REIT) (c)                       3,111                 207,286
    St. Paul Travelers Cos., Inc. (The)                                    31,344               1,309,866
    StanCorp Financial Group, Inc.                                            692                  37,444
    State Street Corp.                                                      2,788                 168,479

                                                                         SHARES                   VALUE
                                                                  --------------------------------------
    T. Rowe Price Group, Inc.                                               3,311        $        258,953
    Torchmark Corp.                                                           292                  16,673
    UnumProvident Corp.                                                    10,890                 223,027
    W.R. Berkley Corp.                                                      5,353                 310,795
    Wachovia Corp.                                                          7,441                 417,068
    Waddell & Reed Financial, Inc. Class A                                  1,429                  33,010
    Wells Fargo & Co.                                                      14,570                 930,586
    XL Capital, Ltd. Class A                                                1,780                 114,116
                                                                                            -------------
                                                                                               42,168,062
                                                                                            -------------
    Health Care - 12.4%
    Aetna, Inc.                                                            27,575               1,355,036
    AmerisourceBergen Corp.                                                10,006                 482,990
    Amgen, Inc. (a)                                                        28,351               2,062,535
    Applera Corp.- Applied Biosystems Group                                 7,436                 201,813
    Baxter International, Inc.                                             21,282                 825,954
    Becton, Dickinson & Co.                                                 7,662                 471,826
    Biogen Idec, Inc. (a)                                                   8,538                 402,140
    Cardinal Health, Inc.                                                  20,533               1,530,119
    Caremark Rx, Inc. (a)                                                   7,813                 384,243
    Chiron Corp. (a)(b)                                                       926                  42,420
    CIGNA Corp.                                                             1,090                 142,376
    Community Health Systems, Inc. (a)                                        376                  13,592
    Coventry Health Care, Inc. (a)                                          6,394                 345,148
    DENTSPLY International, Inc.                                              655                  38,088
    Forest Laboratories, Inc. (a)                                          16,146                 720,596
    Guidant Corp.                                                             603                  47,070
    HCA, Inc.                                                               9,565                 437,981
    Health Net, Inc. (a)                                                    4,530                 230,215
    Henry Schein, Inc. (a)                                                    725                  34,699
    Hospira, Inc. (a)                                                       2,790                 110,093
    Humana, Inc. (a)                                                        6,456                 339,908
    Johnson & Johnson                                                      37,113               2,197,832
    King Pharmaceuticals, Inc. (a)                                         11,636                 200,721
    Lincare Holdings, Inc. (a)                                              3,795                 147,853
    Manor Care, Inc.                                                        3,772                 167,288
    McKesson Corp.                                                         14,786                 770,794
    Merck & Co., Inc.                                                      69,920               2,463,282
    Mylan Laboratories, Inc.                                                6,669                 156,055
    PerkinElmer, Inc.                                                       2,322                  54,497
 &  Pfizer, Inc.                                                          159,968               3,986,403
    Techne Corp. (a)                                                        1,328                  79,866
    Tenet Healthcare Corp. (a)                                              4,063                  29,985
    UnitedHealth Group, Inc.                                               21,752               1,215,067
    Universal Health Services, Inc. Class B                                 2,619                 133,019
    Varian Medical Systems, Inc. (a)                                        6,334                 355,717
    Varian, Inc. (a)                                                          971                  39,986
    Waters Corp. (a)                                                        2,714                 117,109
    Watson Pharmaceuticals, Inc. (a)(b)                                     4,908                 141,056
    Wellpoint, Inc. (a)                                                     2,621                 202,944
                                                                                            -------------
                                                                                               22,678,316
                                                                                            -------------
    Industrials - 10.2%
    3M Co.                                                                  2,407                 182,186
    Allied Waste Industries, Inc. (a)(b)                                    3,577                  43,782
    Boeing Co. (The)                                                       28,804               2,244,696
    Burlington Northern Santa Fe Corp.                                     14,786               1,232,117
    C.H. Robinson Worldwide, Inc.                                           5,267                 258,557
    Caterpillar, Inc.                                                       3,926                 281,926
    Cendant Corp.                                                           8,856                 153,652

                                                                         SHARES                   VALUE
                                                                  --------------------------------------
    CNF, Inc.                                                                 431        $         21,524
    Cooper Industries, Ltd. Class A                                           764                  66,392
    Corporate Executive Board Co.                                           1,219                 122,997
    Crane Co.                                                               1,133                  46,464
    CSX Corp.                                                               3,031                 181,254
    Cummins, Inc. (b)                                                       2,241                 235,529
    Danaher Corp.                                                           1,319                  83,822
    Dun & Bradstreet Corp. (a)                                              2,656                 203,662
    Eaton Corp.                                                             1,247                  90,994
    Emerson Electric Co.                                                    6,278                 525,029
    Equifax, Inc.                                                           2,258                  84,088
    Federal Signal Corp.                                                    1,255                  23,218
    Flowserve Corp. (a)                                                       309                  18,027
    Fluor Corp.                                                             3,425                 293,865
    GATX Corp.                                                                424                  17,507
    General Dynamics Corp.                                                  2,238                 143,187
 &  General Electric Co.                                                  133,065               4,628,001
    Granite Construction, Inc.                                              1,031                  50,189
    HNI Corp.                                                                 469                  27,671
    Illinois Tool Works, Inc.                                               1,632                 157,178
    Jacobs Engineering Group, Inc. (a)                                        807                  69,999
    Joy Global, Inc.                                                        4,748                 283,788
    Korn/Ferry International (a)                                              147                   2,997
    Lockheed Martin Corp.                                                  17,330               1,302,003
    Masco Corp.                                                            20,389                 662,439
    Monster Worldwide, Inc. (a)(b)                                          3,155                 157,308
    MSC Industrial Direct Co. Class A                                       1,828                  98,749
    Navistar International Corp. (a)                                          510                  14,066
    Nordson Corp.                                                           1,581                  78,829
    Norfolk Southern Corp.                                                 16,156                 873,555
    Northrop Grumman Corp.                                                  2,992                 204,324
    Parker Hannifin Corp.                                                   2,742                 221,033
    Precision Castparts Corp.                                               3,452                 205,049
    Quanta Services, Inc. (a)                                               4,970                  79,619
    Raytheon Co.                                                           17,689                 810,864
    Republic Services, Inc.                                                 4,895                 208,086
    Robert Half International, Inc.                                         6,314                 243,784
    Rockwell Collins, Inc.                                                  1,429                  80,524
    Ryder System, Inc. (b)                                                    528                  23,644
    Southwest Airlines Co.                                                 22,174                 398,910
    Swift Transportation Co., Inc. (a)                                        711                  15,450
    Teleflex, Inc.                                                          1,942                 139,105
    Textron, Inc.                                                           1,131                 105,624
    Thomas & Betts Corp. (a)                                                  734                  37,713
    Union Pacific Corp.                                                     2,201                 205,463
    United Parcel Service, Inc. Class B                                     1,924                 152,727
    United Rentals, Inc. (a)(b)                                             1,096                  37,812
    Waste Management, Inc.                                                 13,470                 475,491
                                                                                            -------------
                                                                                               18,606,469
                                                                                            -------------
    Information Technology - 19.1%
    Acxiom Corp.                                                            3,704                  95,711
    Adtran, Inc.                                                            1,183                  30,971
    Advanced Micro Devices, Inc. (a)                                        3,580                 118,713
    Advent Software, Inc. (a)                                                 272                   7,730
    Agilent Technologies, Inc. (a)                                         21,286                 799,289
    Altera Corp. (a)                                                        1,147                  23,674
    Apple Computer, Inc. (a)                                               20,774               1,302,945
    Arrow Electronics, Inc. (a)                                             5,332                 172,064

                                                                         SHARES                   VALUE
                                                                  --------------------------------------
    Autodesk, Inc. (a)                                                      3,069        $        118,218
    Avnet, Inc. (a)                                                         1,237                  31,395
    BMC Software, Inc. (a)                                                 10,303                 223,163
    CA, Inc.                                                               10,241                 278,658
    Cadence Design Systems, Inc. (a)(b)                                     2,353                  43,507
    CDW Corp.                                                               1,650                  97,103
    Ceridian Corp. (a)                                                      7,035                 179,041
 &  Cisco Systems, Inc. (a)                                               158,754               3,440,199
    Citrix Systems, Inc. (a)                                                5,410                 205,039
    Computer Sciences Corp. (a)                                             8,892                 493,951
    Compuware Corp. (a)                                                    17,924                 140,345
    Corning, Inc. (a)                                                      12,470                 335,568
    CSG Systems International, Inc. (a)                                     2,256                  52,475
    Dell, Inc. (a)                                                         65,861               1,960,023
    DST Systems, Inc. (a)                                                   1,994                 115,532
    Dycom Industries, Inc. (a)                                                970                  20,613
    Fair Isaac Corp.                                                        3,134                 124,169
    First Data Corp.                                                       36,937               1,729,390
    Freescale Semiconductor, Inc. Class B (a)                               9,876                 274,257
    Google, Inc. Class A (a)                                                3,205               1,249,950
    Harris Corp.                                                            4,153                 196,395
 &  Hewlett-Packard Co.                                                    81,963               2,696,583
    Imation Corp.                                                             855                  36,688
 &  Intel Corp.                                                           142,766               2,762,522
 &  International Business Machines Corp.                                  37,010               3,052,215
    Intersil Corp. Class A                                                  6,006                 173,694
    Intuit, Inc. (a)                                                        8,496                 451,902
    Jabil Circuit, Inc. (a)(b)                                              2,487                 106,593
    Lam Research Corp. (a)(b)                                               6,555                 281,865
    Lexmark International, Inc. (a)                                         3,167                 143,718
    LSI Logic Corp. (a)                                                     6,791                  78,504
    McAfee, Inc. (a)                                                        7,032                 171,089
    Mercury Interactive Corp. (a)                                             799                  27,805
    Micron Technology, Inc. (a)                                            16,499                 242,865
 &  Microsoft Corp.                                                       183,039               4,980,491
    MoneyGram International, Inc.                                             701                  21,535
    Motorola, Inc.                                                         75,774               1,735,982
    MPS Group, Inc. (a)                                                     4,044                  61,873
    National Semiconductor Corp.                                           16,470                 458,525
    Novell, Inc. (a)                                                       15,096                 115,937
    Novellus Systems, Inc. (a)                                              4,100                  98,400
    NVIDIA Corp. (a)(b)                                                     5,031                 288,075
    Oracle Corp. (a)                                                        2,257                  30,898
    Parametric Technology Corp. (a)                                         1,805                  29,476
    Plexus Corp. (a)                                                        2,112                  79,348
    Polycom, Inc. (a)                                                       1,237                  26,818
    Powerwave Technologies, Inc. (a)                                        1,009                  13,611
    QLogic Corp. (a)                                                        6,313                 122,157
    QUALCOMM, Inc.                                                            967                  48,940
    Reynolds & Reynolds Co. (The) Class A                                   1,589                  45,128
    Sabre Holdings Corp. Class A (b)                                        1,109                  26,095
    Sanmina-SCI Corp. (a)                                                  16,291                  66,793
    Silicon Laboratories, Inc. (a)                                          1,007                  55,335
    Solectron Corp. (a)                                                    45,042                 180,168
    Sybase, Inc. (a)                                                        1,562                  32,989
    Symantec Corp. (a)                                                     11,136                 187,419
    Synopsys, Inc. (a)                                                      5,483                 122,545
    Tech Data Corp. (a)                                                       935                  34,511

                                                                         SHARES                   VALUE
                                                                  --------------------------------------
Tektronix, Inc.                                                           1,409          $       50,315
Tellabs, Inc. (a)                                                         9,792                 155,693
Texas Instruments, Inc.                                                  49,794               1,616,811
Xerox Corp. (a)(b)                                                        7,998                 121,570
                                                                                          -------------
                                                                                             34,893,569
                                                                                          -------------
Materials - 2.7%
Airgas, Inc.                                                                374                  14,620
Eastman Chemical Co.                                                        607                  31,066
FMC Corp.                                                                   303                  18,780
Freeport-McMoran Copper & Gold, Inc. Class B                              8,711                 520,656
International Paper Co.                                                   3,911                 135,203
Louisiana-Pacific Corp. (b)                                               3,340                  90,848
Lyondell Chemical Co. (b)                                                 8,117                 161,528
Martin Marietta Materials, Inc.                                           1,813                 194,045
MeadWestvaco Corp.                                                        3,141                  85,781
Monsanto Co.                                                              8,201                 695,035
Newmont Mining Corp.                                                      6,392                 331,681
Nucor Corp. (b)                                                           4,896                 513,052
Olin Corp.                                                                2,864                  61,490
Pactiv Corp. (a)                                                          5,571                 136,712
Phelps Dodge Corp.                                                        9,611                 773,974
Rohm & Haas Co.                                                           1,316                  64,313
Scotts Miracle-Gro Co. (The) Class A                                      1,146                  52,441
Sensient Technologies Corp.                                               1,477                  26,660
Steel Dynamics, Inc.                                                      1,851                 105,007
Tronox, Inc. Class B (a)                                                  1,115                  18,948
United States Steel Corp. (b)                                             3,429                 208,072
Vulcan Materials Co.                                                      4,062                 351,972
Weyerhaeuser Co. (b)                                                      5,241                 379,606
                                                                                          -------------
                                                                                              4,971,490
                                                                                          -------------
Telecommunication Services - 2.6%
BellSouth Corp.                                                          75,500               2,616,075
CenturyTel, Inc.                                                          6,273                 245,400
Cincinnati Bell, Inc. (a)                                                 9,364                  42,325
Citizens Communications Co.                                              16,187                 214,801
Qwest Communications International, Inc. (a)(b)                          73,632                 500,698
Sprint Nextel Corp.                                                      16,373                 423,078
Verizon Communications, Inc.                                             20,930                 712,876
                                                                                          -------------
                                                                                              4,755,253
                                                                                          -------------
Utilities - 5.0%
Allegheny Energy, Inc. (a)                                                7,557                 255,804
Alliant Energy Corp. (b)                                                  3,664                 115,306
American Electric Power Co., Inc.                                        15,735                 535,305
Black Hills Corp.                                                           302                  10,268
CenterPoint Energy, Inc.                                                 14,890                 177,638
Cinergy Corp.                                                            26,739               1,214,218
Constellation Energy Group, Inc.                                         16,361                 895,110
DPL, Inc.                                                                 2,097                  56,619
Dynegy, Inc. Class A (a)                                                  2,525                  12,120
Edison International                                                     15,651                 644,508
Entergy Corp.                                                             5,267                 363,107
Equitable Resources, Inc.                                                 5,812                 212,196
FirstEnergy Corp.                                                         6,156                 301,028
Great Plains Energy, Inc.                                                 1,713                  48,221
KeySpan Corp.                                                               470                  19,209
MDU Resources Group, Inc.                                                 2,081                  69,609
National Fuel Gas Co.                                                     2,963                  96,949
Nicor, Inc. (b)                                                           1,929                  76,311

                                                                         SHARES                   VALUE
                                                                  --------------------------------------
Pepco Holdings, Inc.                                                      5,896          $      134,370
PG&E Corp.                                                               14,163                 550,941
Pinnacle West Capital Corp.                                               1,502                  58,728
PPL Corp.                                                                 8,596                 252,722
Public Service Enterprise Group, Inc.                                     6,530                 418,181
Questar Corp.                                                               720                  50,436
SCANA Corp.                                                               5,485                 215,231
Sierra Pacific Resources (a)                                                975                  13,465
Southern Co. (The)                                                       28,681                 939,876
TXU Corp.                                                                22,931               1,026,392
Westar Energy, Inc.                                                       1,466                  30,507
Wisconsin Energy Corp.                                                      989                  39,550
Xcel Energy, Inc.                                                        10,059                 182,571
                                                                                          -------------
                                                                                              9,016,496
                                                                                          -------------
Total Common Stocks
  (Cost $168,061,590)                                                                       182,331,909
                                                                                          -------------

                                                                      PRINCIPAL
                                                                         AMOUNT
                                                                  ---------------
Short-Term Investments 3.5%
Commercial Paper - 0.5%
General Electric Capital Corp.
  4.759%, due 4/12/06 (d)                                       $       911,717                 911,717
                                                                                          -------------
Total Commercial Paper
  (Cost $911,717)                                                                               911,717
                                                                                          -------------
Repurchase Agreement - 2.2%
Morgan Stanley & Co.
  4.98%, dated 3/31/06
  due 4/3/06
  Proceeds at Maturity $4,034,032
  (Collateralized by various bonds with a
  Principal Amount of $4,155,476 and Market Value
  of $4,161,035) (d)                                                  4,032,358               4,032,358
                                                                                          -------------
Total Repurchase Agreement
  (Cost $4,032,358)                                                                           4,032,358
                                                                                          -------------
Time Deposits - 0.8%
Bank of Nova Scotia
  4.78%, due 5/10/06 (d)                                                547,030                 547,030
Toronto Dominion Bank
  4.79%, due 4/13/06 (d)                                                911,717                 911,717
                                                                                          -------------
Total Time Deposits
  (Cost $1,458,747)                                                                           1,458,747
                                                                                          -------------
Total Short-Term Investments
  (Cost $6,402,822)                                                                           6,402,822
                                                                                          -------------
Total Investments
  (Cost $174,464,412) (e)                                                 103.5%            188,734,731

Liabilities in Excess of
  Cash and Other Assets                                                    (3.5)             (6,308,223)
                                                                  -------------           -------------

Net Assets                                                                100.0%          $ 182,426,508
                                                                  =============           =============

& Among the Fund's 10 largest holdings, excluding short-term investments. May be subject to change daily.

(a) Non-income producing security.

(b) Represents security, or a portion thereof, which is out on loan.

(c) REIT - Real Estate Investment Trust.

(d) Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

(e) Aggregate cost for federal income tax purposes is $175,890,292 and net unrealized appreciation is as follows:
    Gross unrealized appreciation                               $    18,109,766
    Gross unrealized depreciation                                    (5,265,327)
                                                                ---------------
    Net unrealized appreciation                                 $    12,844,439
                                                                ===============

ITEM 2.  CONTROLS AND PROCEDURES.

(a) Based on an evaluation of the Disclosure Controls and Procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, the "Disclosure Controls") as of a date within 90 days prior to the filing date (the "Filing Date") of this Form N-Q (the "Report"), the Registrant's principal executive and principal financial officers have concluded that the Disclosure Controls are reasonably designed to ensure that information required to be disclosed by the Registrant in the Report is recorded, processed, summarized and reported by the Filing Date, including ensuring that information required to be disclosed in the Report is accumulated and communicated to the Registrant's management, including the Registrant's principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.


ITEM 3.  EXHIBITS.

(a) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)).

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

MCMORGAN FUNDS

By:      /s/ Mark R. Taylor
   -----------------------------------------------
         MARK R. TAYLOR
         President and Principal Executive Officer


Date:       May 30, 2006


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.


By:      /s/ Mark R. Taylor
   -----------------------------------------------
         MARK R. TAYLOR
         President and Principal Executive Officer

Date:      May 30, 2006


By:      /s/  Arphiela Arizmendi
   -----------------------------------------------
         ARPHIELA ARIZMENDI
         Treasurer and Principal Financial Officer

Date:      May 30, 2006